Not FDIC Insured May Lose Value No Bank Guarantee
PFT7-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedules of Investments
(unaudited)
Putnam Short Term Investment Fund 2
Putnam Ultra Short Duration Income Fund 7
Putnam Ultra Short MAC Series 26
Notes to Schedules of Investments 38

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2026
Putnam Short Term Investment Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 100.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 8.0%
Banco Santander SA, 4%, 12/11/26 ...................... Spain 11,000,000 $ 10,997,708
a
Bank of America Corp., 3.96%, 12/28/26 .................. United States 8,000,000 8,001,967
a
Bank of America NA ,
3.87%, 10/02/26 .................................... United States 9,000,000 9,004,236
3.999%, 12/04/26 ................................... United States 8,900,000 8,913,289
17,917,525
a
Bank of Montreal ,
3.96%, 8/11/26 ..................................... Canada 8,500,000 8,502,542
4%, 2/12/27 ....................................... Canada 8,100,000 8,101,879
16,604,421
a
Bank of Nova Scotia (The), 3.98%, 12/03/26 ............... Canada 14,000,000 14,001,133
Barclays Bank plc, 3.98%, 7/07/26 ...................... United Kingdom 11,500,000 11,502,016
a
Canadian Imperial Bank of Commerce ,
3.93%, 3/11/27 ..................................... Canada 8,000,000 7,997,919
3.97%, 4/09/27 ..................................... Canada 10,250,000 10,272,365
18,270,284
Royal Bank of Canada, 4.03%, 3/12/27 ................... Canada 11,000,000 10,998,068
a
Sumitomo Mitsui Banking Corp., 3.83%, 9/03/26 ............ Japan 7,500,000 7,500,202
Svenska Handelsbanken AB, 3.85%, 12/09/26 ............. Sweden 10,750,000 10,742,159
Wells Fargo Bank NA ,
3.8%, 9/16/26 ...................................... United States 8,500,000 8,496,970
3.75%, 12/17/26 .................................... United States 8,500,000 8,487,757
3.75%, 1/26/27 ..................................... United States 8,000,000 7,982,474
24,967,201
Total Certificates of Deposit (Cost $151,500,000) ..............................
151,502,684
a a a
Commercial Papers 40.3%
b,c
ABN AMRO Funding USA LLC ,
144A, 3.91%, 8/10/26 ................................ Netherlands 8,250,000 8,159,586
144A, 3.94%, 9/02/26 ................................ Netherlands 11,000,000 10,851,678
19,011,264
b,c
Australia & New Zealand Banking Group Ltd. ,
144A, 3.77%, 6/05/26 ................................ Australia 9,150,000 9,115,614
144A, 3.83%, 7/23/26 ................................ Australia 8,000,000 7,929,104
144A, 3.84%, 8/20/26 ................................ Australia 8,625,000 8,523,177
144A, 3.88%, 9/16/26 ................................ Australia 10,750,000 10,591,485
36,159,380
a
Bank of Montreal , 3.98% , 4/02/27 ....................... Canada 11,000,000 11,024,213
b,c
BPCE SA ,
144A, 3.75%, 7/02/26 ................................ France 8,300,000 8,245,866
144A, 3.95%, 11/12/26 ............................... France 5,000,000 4,894,777
13,140,643
b,c
Chariot Funding LLC ,
144A, 3.69%, 5/01/26 ................................ United States 10,234,000 10,232,951
144A, 3.75%, 5/20/26 ................................ United States 9,400,000 9,380,445

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Chariot Funding LLC, (continued)
144A, 3.83%, 6/11/26 ................................ United States 11,500,000 $ 11,448,856
31,062,252
c
Commonwealth Bank of Australia ,
a
144A, 3.92%, 3/04/27 ................................ Australia 10,250,000 10,265,543
b
144A, 4.16%, 3/22/27 ................................ Australia 10,000,000 9,637,004
19,902,547
b
Cooperatieve Rabobank UA , 3.83% , 9/16/26 ............... Netherlands 10,500,000 10,346,820
b
Credit Agricole Corporate and Investment Bank SA ,
3.66%, 5/12/26 ..................................... France 8,100,000 8,090,130
3.66%, 6/03/26 ..................................... France 9,350,000 9,317,756
17,407,886
b,c
Danske Bank A/S ,
144A, 3.79%, 5/27/26 ................................ Denmark 8,750,000 8,725,180
144A, 3.91%, 8/24/26 ................................ Denmark 10,150,000 10,023,843
18,749,023
b,c
DNB Bank ASA , 144A, 3.88% , 10/13/26 .................. Norway 9,750,000 9,578,595
b
Export Development Canada , 3.58% , 5/14/26 .............. Canada 10,500,000 10,485,419
b,c
Fairway Finance Co. LLC , 144A, 3.85% , 6/10/26 ............ United States 10,750,000 10,703,097
b,c
Gotham Funding Corp. ,
144A, 3.72%, 5/08/26 ................................ United States 11,250,000 11,240,720
144A, 3.84%, 6/16/26 ................................ United States 11,000,000 10,945,184
22,185,904
a
ING Bank NV , 3.85% , 9/08/26 .......................... Netherlands 10,750,000 10,753,822
b,c
John Deere Financial, Inc. , 144A, 3.66% , 5/13/26 ........... United States 8,000,000 7,989,455
b,c
Johnson & Johnson , 144A, 3.61% , 5/04/26 ................ United States 11,000,000 10,995,593
b,c
Liberty Street Funding LLC ,
144A, 3.7%, 5/06/26 ................................. United States 8,500,000 8,494,760
144A, 3.82%, 6/04/26 ................................ United States 11,000,000 10,959,308
19,454,068
b
Lloyds Bank plc ,
3.73%, 5/07/26 ..................................... United Kingdom 7,650,000 7,644,452
3.86%, 7/20/26 ..................................... United Kingdom 7,750,000 7,683,267
3.94%, 9/17/26 ..................................... United Kingdom 10,500,000 10,341,431
25,669,150
b,c
Mitsubishi UFJ Trust & Banking Corp. , 144A, 3.66% , 5/05/26 ... Japan 8,000,000 7,995,938
b,c
Mizuho Bank Ltd. ,
144A, 3.73%, 5/06/26 ................................ Japan 8,200,000 8,194,906
144A, 3.77%, 5/20/26 ................................ Japan 7,500,000 7,484,317
144A, 3.83%, 6/08/26 ................................ Japan 10,000,000 9,958,638
144A, 3.97%, 9/23/26 ................................ Japan 10,650,000 10,481,357
36,119,218
b
MUFG Bank Ltd. , 3.92% , 10/13/26 ...................... Japan 11,000,000 10,804,663
c
National Australia Bank Ltd. ,
b
144A, 3.79%, 8/03/26 ................................ Australia 8,250,000 8,168,287
a
144A, 3.87%, 11/24/26 ............................... Australia 8,500,000 8,496,168

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
c
National Australia Bank Ltd., (continued)
a
144A, 3.9%, 2/09/27 ................................. Australia 8,000,000 $ 7,994,731
24,659,186
b,c
National Bank of Canada ,
144A, 3.84%, 7/20/26 ................................ Canada 11,000,000 10,905,777
144A, 3.85%, 7/31/26 ................................ Canada 8,650,000 8,565,748
19,471,525
b,c
Nationwide Building Society ,
144A, 3.76%, 5/18/26 ................................ United Kingdom 7,800,000 7,785,380
144A, 3.88%, 7/17/26 ................................ United Kingdom 10,000,000 9,916,540
17,701,920
b,c
Nestle Capital Corp. , 144A, 3.6% , 5/07/26 ................. United States 10,000,000 9,993,000
b,c
Nestle Finance International Ltd. ,
144A, 3.63%, 5/05/26 ................................ United States 11,250,000 11,244,332
144A, 3.69%, 6/04/26 ................................ United States 9,750,000 9,715,101
20,959,433
c
Nordea Bank Abp ,
b
144A, 3.68%, 5/18/26 ................................ Finland 8,250,000 8,234,859
b
144A, 3.69%, 5/20/26 ................................ Finland 9,900,000 9,879,758
a
144A, 3.86%, 6/23/26 ................................ Finland 8,250,000 8,251,313
b
144A, 3.93%, 10/26/26 ............................... Finland 9,165,000 8,989,261
35,355,191
b,c
NRW Bank ,
144A, 3.68%, 5/12/26 ................................ Germany 9,900,000 9,887,864
144A, 3.74%, 7/28/26 ................................ Germany 9,550,000 9,462,431
19,350,295
b,c
Procter & Gamble Co. (The) ,
144A, 3.61%, 6/05/26 ................................ United States 10,000,000 9,964,040
144A, 3.65%, 6/25/26 ................................ United States 9,850,000 9,794,380
19,758,420
b,c
Royal Bank of Canada , 144A, 3.79% , 6/01/26 .............. Canada 11,250,000 11,212,273
b,c
Sanofi SA ,
144A, 3.71%, 8/07/26 ................................ United States 11,750,000 11,631,413
144A, 3.74%, 9/17/26 ................................ United States 6,500,000 6,406,894
18,038,307
b
Santander UK plc , 3.74% , 5/27/26 ....................... United Kingdom 8,000,000 7,977,643
b,c
Skandinaviska Enskilda Banken AB , 144A, 3.88% , 8/10/26 .... Sweden 8,000,000 7,913,058
b,c
Societe Generale SA , 144A, 3.86% , 8/11/26 ............... France 11,500,000 11,374,336
b,c
Sumitomo Mitsui Banking Corp. , 144A, 3.93% , 10/16/26 ...... Japan 9,750,000 9,573,402
b,c
Sumitomo Mitsui Trust Bank Ltd. ,
144A, 3.62%, 5/05/26 ................................ Japan 10,750,000 10,744,602
144A, 3.87%, 7/17/26 ................................ Japan 9,200,000 9,123,543
19,868,145
b,c
Swedbank AB ,
144A, 3.84%, 7/28/26 ................................ Sweden 8,000,000 7,924,774

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Swedbank AB, (continued)
144A, 3.86%, 10/07/26 ............................... Sweden 11,250,000 $ 11,060,448
18,985,222
c
Toronto-Dominion Bank (The) ,
b
144A, 3.75%, 5/12/26 ................................ Canada 8,000,000 7,990,006
b
144A, 3.71%, 6/26/26 ................................ Canada 11,000,000 10,935,832
a
144A, 3.98%, 11/06/26 ............................... Canada 9,250,000 9,260,072
a
144A, 3.95%, 3/25/27 ................................ Canada 8,000,000 8,014,475
36,200,385
b,c
TotalEnergies Capital SA ,
144A, 3.76%, 5/20/26 ................................ France 9,500,000 9,480,214
144A, 3.79%, 6/01/26 ................................ France 9,900,000 9,866,801
19,347,015
b,c
TotalEnergies SE , 144A, 3.82% , 6/23/26 .................. France 9,550,000 9,495,536
b
Toyota Credit de Puerto Rico Corp. ,
3.76%, 5/26/26 ..................................... United States 3,750,000 3,739,845
4.02%, 9/08/26 ..................................... United States 9,000,000 8,870,189
12,610,034
b
Toyota Motor Credit Corp. , 3.86% , 8/17/26 ................ United States 8,000,000 7,907,471
b,c
Unilever Finance Netherlands BV , 144A, 3.65% , 5/12/26 ...... United Kingdom 11,750,000 11,735,710
Walmart, Inc. ,
b,c
144A, 3.71%, 6/11/26 ................................ United States 11,250,000 11,201,569
b,c
144A, 3.7%, 6/18/26 ................................. United States 11,000,000 10,944,847
9/10/26 ........................................... United States 9,900,000 —
22,146,416
b,c
Westpac Banking Corp. ,
144A, 3.75%, 5/28/26 ................................ Australia 8,000,000 7,976,715
144A, 4.02%, 1/21/27 ................................ Australia 8,000,000 7,769,027
15,745,742
Total Commercial Papers (Cost $776,743,760) ................................
766,918,615
a a a
U.S. Government and Agency Securities 0.6%
b
U.S. Treasury Bills, 3.66%, 3/18/27 ...................... United States 11,000,000 10,651,150
Total U.S. Government and Agency Securities (Cost $10,658,180) ...............
10,651,150
d
Repurchase Agreements 51.9%
Joint tri-party repurchase agreement with BNP Paribas SA,
3.65%, 5/01/26 (Maturity Value $22,031,126)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7%, 3/1/27 - 9/1/55 (valued at $22,471,748) ......... 22,028,892 22,028,892
Joint tri-party repurchase agreement with BofA Securities, Inc.,
3.65%, 5/01/26 (Maturity Value $56,658,575)
Collateralized by U.S. Government and Agency Securities,
1.5% - 6.5%, 1/1/28 - 10/15/60 (valued at $57,785,888) ..... 56,652,831 56,652,831
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.65%, 5/01/26 (Maturity Value $50,062,347)
Collateralized by U.S. Treasury Notes, 1.625% - 4.625%,
10/31/26 - 10/31/32 (valued at $51,058,437) .............. 50,057,272 50,057,272

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
d
Repurchase Agreements
(continued)
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.65%, 5/01/26 (Maturity Value $113,236,073)
Collateralized by U.S. Government and Agency Securities,
1.84% - 6.5%, 3/1/28 - 5/1/56 (valued at $115,500,794) ..... 113,224,593 $ 113,224,593
Tri-party repurchase agreement, 3.86%, 5/01/26 (Maturity Value
$25,002,681)
RBC Capital Markets LLC (perpetual maturity)
Collateralized by Corporate Bonds, 2.85% - 6.5%, 10/5/26
- 5/20/45 and Commercial Paper, 0%, 5/13/26 (valued at
$26,252,815) ..................................... 25,000,000 25,000,000
Tri-party repurchase agreement, 3.81%, 5/01/26 (Maturity Value
$25,002,646)
BNP Paribas SA (perpetual maturity)
Collateralized by Corporate Bonds, 0.5% - 9.25%, 6/15/26 -
1/1/99 (valued at $26,252,783) ........................ 25,000,000 25,000,000
Tri-party repurchase agreement with Goldman Sachs & Co. LLC,
3.65%, 5/01/26 (Maturity Value $395,334,078)
Collateralized by U.S. Government and Agency Securities, 5% -
6.5%, 9/1/39 - 3/20/56 (valued at $403,199,881) ........... 395,294,000 395,294,000
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.64%, 5/01/26 (Maturity Value $100,010,111)
Collateralized by U.S. Treasury Notes, 0.375% - 3.742%,
1/15/27 - 1/31/28 (valued at $102,010,439) ............... 100,000,000 100,000,000
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.65%, 5/01/26 (Maturity Value $200,020,278)
Collateralized by U.S. Government and Agency Securities, 2% -
6.5%, 7/1/32 - 3/1/57 (valued at $204,020,683) ............ 200,000,000 200,000,000
Total Repurchase Agreements (Cost $987,257,588) ............................
987,257,588
Total Short Term Investments (Cost $1,926,159,528 ) ...........................
1,916,330,037
a
Total Investments (Cost $1,926,159,528) 100.8% ..............................
$1,916,330,037
Other Assets, less Liabilities (0.8)% .........................................
(14,659,961)
Net Assets 100.0% .........................................................
$1,901,670,076
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The coupon rate shown represents the rate at period end.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $641,931,494, representing 33.8% of net assets.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2026, all repurchase agreements had been entered into on that date.

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2026
Putnam Ultra Short Duration Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 84.7%
Aerospace & Defense 1.6%
a
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 13,395,000 $ 13,491,252
Boeing Co. (The) ,
Senior Bond, 2.25%, 6/15/26 ......................... United States 16,003,000 15,952,348
Senior Note, 3.1%, 5/01/26 .......................... United States 37,977,000 37,977,000
Senior Note, 2.7%, 2/01/27 .......................... United States 37,386,000 36,957,643
Senior Note, 5.04%, 5/01/27 ......................... United States 23,317,000 23,450,439
a
Honeywell Aerospace, Inc. ,
Senior Note, 144A, 3.9%, 3/16/28 ..................... United States 34,775,000 34,526,773
b
Senior Note, 144A, FRN, 4.307%, (SOFR Index + 0.63%),
3/16/29 ......................................... United States 37,675,000 37,577,441
199,932,896
Automobiles 3.5%
a
BMW US Capital LLC ,
b
Senior Note, 144A, FRN, 4.468%, (SOFR Index + 0.8%),
8/13/26 ......................................... Germany 14,079,000 14,102,667
Senior Note, 144A, 4.65%, 3/19/27 .................... Germany 27,726,000 27,861,312
b
Senior Note, 144A, FRN, 4.588%, (SOFR Index + 0.92%),
8/13/27 ......................................... Germany 36,601,000 36,764,606
b
Senior Note, 144A, FRN, 4.446%, (SOFR + 0.79%), 3/17/28 . Germany 34,800,000 34,869,966
b
Senior Note, 144A, FRN, 4.594%, ( SOFR Index + 0.92%),
3/21/28 ......................................... Germany 46,685,000 46,920,551
a
Hyundai Capital America ,
b
Senior Note, 144A, FRN, 4.696%, (SOFR + 1.04%), 3/19/27 . United States 30,094,000 30,202,297
Senior Note, 144A, 5.3%, 3/19/27 ..................... United States 32,399,000 32,662,168
Senior Note, 144A, 4.85%, 3/25/27 .................... United States 9,811,000 9,854,263
b
Senior Note, 144A, FRN, 4.714%, (SOFR + 1.04%), 6/24/27 . United States 19,614,000 19,690,515
b
Senior Note, 144A, FRN, 4.704%, (SOFR + 1.03%), 9/24/27 . United States 23,376,000 23,474,900
Senior Note, 144A, 4.6%, 4/06/28 ..................... United States 26,135,000 26,142,458
a
Mercedes-Benz Finance North America LLC ,
Senior Note, 144A, 4.8%, 11/13/26 .................... Germany 36,948,000 37,091,796
b
Senior Note, 144A, FRN, 4.431%, (SOFR + 0.78%), 4/01/27 . Germany 22,730,000 22,787,217
Senior Note, 144A, 4.75%, 8/01/27 .................... Germany 14,112,000 14,192,571
b
Senior Note, 144A, FRN, 4.389%, (SOFR + 0.71%), 3/10/28 . Germany 13,125,000 13,130,474
a
Volkswagen Group of America Finance LLC ,
Senior Note, 144A, 4.9%, 8/14/26 ..................... Germany 26,980,000 27,018,097
Senior Note, 144A, 4.45%, 9/11/27 .................... Germany 19,210,000 19,163,544
435,929,402
Banks 39.4%
a
ABN AMRO Bank NV ,
b
Senior Non-Preferred Note, 144A, FRN, 5.436%, (SOFR Index
+ 1.78%), 9/18/27 ................................. Netherlands 9,300,000 9,343,540
Senior Non-Preferred Note, 144A, 6.339% to 9/17/26, FRN
thereafter, 9/18/27 ................................. Netherlands 44,220,000 44,530,814
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 42,189,000 42,487,070
b
Senior Preferred Note, 144A, FRN, 4.419%, (SOFR Index +
0.75%), 7/07/28 .................................. Netherlands 22,340,000 22,394,419
a,b
ANZ New Zealand Int'l Ltd. , Senior Note , 144A, FRN , 4.253% ,
( SOFR + 0.61% ), 1/22/29 ............................ New Zealand 25,885,000 25,922,587
a
Australia & New Zealand Banking Group Ltd. ,
b
Senior Note, 144A, FRN, 4.325%, (SOFR + 0.68%), 7/16/27 . Australia 36,314,000 36,462,135
b
Senior Note, 144A, FRN, 4.321%, (SOFR + 0.65%), 9/30/27 . Australia 29,090,000 29,197,349
b
Senior Note, 144A, FRN, 4.276%, (SOFR + 0.62%), 6/18/28 . Australia 28,125,000 28,220,614
b
Senior Note, 144A, FRN, 4.269%, (SOFR + 0.59%), 12/08/28 Australia 10,430,000 10,460,157
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 34,697,000 34,705,070

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ,
Senior Non-Preferred Note, 6.138% to 9/13/27, FRN thereafter,
9/14/28 ......................................... Spain 28,638,000 $ 29,276,523
Senior Non-Preferred Note, 4.15%, 3/03/29 .............. Spain 21,850,000 21,600,349
b
Senior Non-Preferred Note, FRN, 4.552%, (SOFR + 0.88%),
3/03/29 ......................................... Spain 26,220,000 26,209,380
Banco Santander SA ,
Senior Non-Preferred Note, 5.552% to 3/13/27, FRN thereafter,
3/14/28 ......................................... Spain 33,516,000 33,797,902
b
Senior Non-Preferred Note, FRN, 4.646%, (SOFR + 0.99%),
4/15/29 ......................................... Spain 39,265,000 39,287,809
b
Senior Preferred Note, FRN, 4.776%, (SOFR + 1.12%),
7/15/28 ......................................... Spain 37,800,000 37,968,242
Bank of America Corp. ,
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ... United States 17,500,000 17,245,348
Senior Note, 5.933% to 9/14/26, FRN thereafter, 9/15/27 .... United States 12,476,000 12,541,822
b
Senior Note, FRN, 4.462%, (SOFR + 0.83%), 1/24/29 ...... United States 47,787,000 47,870,580
b
Senior Note, FRN, 4.769%, (SOFR + 1.11%), 5/09/29 ...... United States 27,300,000 27,499,122
b
N, Senior Note, FRN, 4.512%, (SOFR + 0.88%), 4/23/30 .... United States 25,972,000 25,960,080
Sub. Bond, 4.25%, 10/22/26 ......................... United States 15,085,000 15,088,918
Bank of America NA , Senior Note , 5.526% , 8/18/26 ..........
United States 11,626,000 11,665,679
Bank of Montreal ,
b
Senior Note, FRN, 4.559%, (SOFR Index + 0.88%), 9/10/27 . Canada 34,121,000 34,171,312
b
Senior Note, FRN, 4.424%, (SOFR Index + 0.75%), 9/22/28 . Canada 49,550,000 49,627,921
b
Senior Note, FRN, 4.521%, (2 x SOFR + 1.72%), 1/27/29 ... Canada 42,179,000 42,275,982
J, Senior Note, 4.1% to 12/14/26, FRN thereafter, 12/15/27 .. Canada 21,775,000 21,738,451
J, Senior Note, 4.338% to 3/18/29, FRN thereafter, 3/19/30 .. Canada 21,750,000 21,639,989
b
Bank of Nova Scotia (The) ,
Senior Note, FRN, 4.441%, (SOFR Index + 0.78%), 6/04/27 . Canada 37,930,000 38,083,329
Senior Note, FRN, 4.679%, (SOFR + 1%), 9/08/28 ........ Canada 37,442,000 37,606,186
Senior Note, FRN, 4.577%, (SOFR + 0.89%), 2/14/29 ...... Canada 27,545,000 27,597,500
Senior Note, FRN, 4.422%, (SOFR + 0.73%), 2/02/30 ...... Canada 26,030,000 25,990,886
I, Senior Note, FRN, 4.437%, (SOFR + 0.76%), 9/15/28 .... Canada 26,540,000 26,559,670
a
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 5.896%, 7/13/26 ........... France 23,865,000 23,947,671
Senior Preferred Note, 144A, 5.088%, 1/23/27 ........... France 6,705,000 6,749,922
b
Senior Preferred Note, 144A, FRN, 4.757%, (SOFR Index +
1.07%), 2/16/28 .................................. France 43,971,000 44,227,498
Senior Preferred Note, 144A, 4.591%, 10/16/28 ........... France 20,026,000 20,045,450
b
Senior Preferred Note, 144A, FRN, 4.635%, (SOFR + 0.99%),
10/16/28 ........................................ France 26,682,000 26,830,342
Barclays plc ,
Senior Note, 5.829% to 5/08/26, FRN thereafter, 5/09/27 .... United Kingdom 35,825,000 35,833,692
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 30,870,000 31,096,911
b
Senior Note, FRN, 5.148%, (2 x SOFR + 2.98%), 3/12/28 ... United Kingdom 15,749,000 15,857,444
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 .... United Kingdom 31,151,000 31,494,042
a
BNP Paribas SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 11/16/27 ........ France 59,143,000 58,329,458
Senior Non-Preferred Bond, 144A, 4.4%, 8/14/28 ......... France 6,535,000 6,519,255
b
Senior Non-Preferred Note, 144A, FRN, 5.12%, (SOFR +
1.43%), 5/09/29 .................................. France 44,985,000 45,305,497
Senior Preferred Note, 144A, 5.125% to 1/12/28, FRN
thereafter, 1/13/29 ................................. France 13,800,000 13,938,503
a
BPCE SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 10/23/27 ........ France 42,433,000 41,857,851

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
BPCE SA, (continued)
b
Senior Non-Preferred Note, 144A, FRN, 5.644%, (SOFR Index
+ 1.98%), 10/19/27 ................................ France 11,255,000 $ 11,330,326
Senior Non-Preferred Note, 144A, 6.612% to 10/18/26, FRN
thereafter, 10/19/27 ................................ France 28,110,000 28,397,762
Senior Non-Preferred Note, 144A, 6.714% to 10/18/28, FRN
thereafter, 10/19/29 ................................ France 17,133,000 17,932,277
a
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 6.684% to 9/12/26, FRN
thereafter, 9/13/27 ................................. Spain 59,860,000 60,350,644
Senior Non-Preferred Note, 144A, 6.208% to 1/17/28, FRN
thereafter, 1/18/29 ................................. Spain 44,427,000 45,605,340
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 57,915,000 57,978,517
Canadian Imperial Bank of Commerce ,
b
Senior Note, FRN, 4.611%, (SOFR + 0.94%), 6/28/27 ...... Canada 32,980,000 33,152,220
Senior Note, 4.508% to 9/10/26, FRN thereafter, 9/11/27 .... Canada 11,700,000 11,702,422
b
Senior Note, FRN, 4.588%, ( SOFR Index + 0.93%), 9/11/27 . Canada 37,442,000 37,500,969
b
Senior Note, FRN, 4.701%, (SOFR + 1.03%), 3/30/29 ...... Canada 36,270,000 36,461,857
Citibank NA , Senior Note , 4.876% to 11/18/26, FRN thereafter ,
11/19/27 ........................................ United States 42,217,000 42,364,302
b
Citigroup, Inc. ,
Senior Note, FRN, 4.453%, (SOFR + 0.77%), 6/09/27 ...... United States 26,360,000 26,374,691
Senior Note, FRN, 4.802%, (SOFR + 1.143%), 5/07/28 ..... United States 28,535,000 28,666,224
Senior Note, FRN, 4.521%, ( SOFR + 0.87%), 3/04/29 ...... United States 60,088,000 60,175,606
a,b
Commonwealth Bank of Australia ,
Senior Note, 144A, FRN, 4.123%, (SOFR + 0.46%), 11/27/26 Australia 17,540,000 17,557,498
Senior Note, 144A, FRN, 4.317%, (SOFR + 0.64%), 3/14/28 . Australia 24,908,000 25,001,048
Senior Note, 144A, FRN, 4.272%, (SOFR + 0.63%), 3/27/29 . Australia 19,110,000 19,163,601
Cooperatieve Rabobank UA ,
Senior Bond, 3.75%, 7/21/26 ......................... Netherlands 43,023,000 42,946,393
a
Senior Non-Preferred Note, 144A, 3.649% to 4/05/27, FRN
thereafter, 4/06/28 ................................. Netherlands 33,817,000 33,569,099
b
Senior Preferred Note, FRN, 4.302%, (SOFR Index + 0.62%),
8/28/26 ......................................... Netherlands 18,730,000 18,753,430
b
Senior Preferred Note, FRN, 4.253%, (SOFR + 0.59%),
5/27/27 ......................................... Netherlands 18,025,000 18,075,545
b
Senior Preferred Note, FRN, 4.076%, (SOFR + 0.41%),
1/14/28 ......................................... Netherlands 17,385,000 17,409,087
Senior Preferred Note, 4.883%, 1/21/28 ................ Netherlands 18,165,000 18,421,120
a
Credit Agricole SA ,
Senior Non-Preferred Note, 144A, 4.631% to 9/10/27, FRN
thereafter, 9/11/28 ................................. France 47,688,000 47,719,457
b
Senior Non-Preferred Note, 144A, FRN, 4.868%, (SOFR +
1.21%), 9/11/28 ................................... France 17,672,000 17,767,374
Senior Preferred Note, 144A, 5.589%, 7/05/26 ........... France 33,415,000 33,509,879
b
Senior Preferred Note, 144A, FRN, 4.528%, (SOFR + 0.87%),
3/11/27 ......................................... France 2,750,000 2,761,697
Senior Preferred Note, 144A, 5.134%, 3/11/27 ............ France 33,674,000 33,963,514
a
Danske Bank A/S ,
Senior Non-Preferred Bond, 144A, 4.375%, 6/12/28 ....... Denmark 25,156,000 25,088,703
Senior Non-Preferred Note, 144A, 4.298% to 3/31/27, FRN
thereafter, 4/01/28 ................................. Denmark 44,240,000 44,193,044
Senior Non-Preferred Note, 144A, 4.662% to 3/26/28, FRN
thereafter, 3/27/29 ................................. Denmark 17,505,000 17,527,528
Senior Preferred Note, 144A, 5.427% to 2/28/27, FRN
thereafter, 3/01/28 ................................. Denmark 45,505,000 45,898,556

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp , Senior Note , 6.361% to 10/26/27, FRN
thereafter , 10/27/28 ................................ United States 8,607,000 $ 8,835,105
Fifth Third Bank NA ,
b
Senior Note, FRN, 4.471%, (SOFR + 0.81%), 1/28/28 ...... United States 20,900,000 20,906,453
Senior Note, 4.967% to 1/27/27, FRN thereafter, 1/28/28 .... United States 17,664,000 17,718,736
Huntington Bancshares, Inc. , Senior Note , 4.443% to 8/03/27,
FRN thereafter , 8/04/28 ............................. United States 7,315,000 7,307,878
Huntington National Bank (The) ,
b
Senior Note, FRN, 4.386%, (SOFR + 0.72%), 4/12/28 ...... United States 45,485,000 45,511,026
Senior Note, 4.871% to 4/11/27, FRN thereafter, 4/12/28 .... United States 15,335,000 15,390,776
ING Groep NV ,
Senior Bond, 3.95%, 3/29/27 ......................... Netherlands 5,000,000 4,992,262
b
Senior Note, FRN, 5.218%, (SOFR Index + 1.56%), 9/11/27 . Netherlands 41,064,000 41,212,920
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 30,778,000 30,947,793
b
Senior Note, FRN, 4.663%, (2 x SOFR Index + 2.02%), 3/25/29 Netherlands 46,805,000 46,955,332
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 23,480,000 23,656,773
a
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 8,705,000 8,619,201
JPMorgan Chase & Co. ,
Senior Note, 5.571% to 4/21/27, FRN thereafter, 4/22/28 .... United States 42,001,000 42,474,522
b
Senior Note, FRN, 4.503%, (SOFR + 0.86%), 10/22/28 ..... United States 16,719,000 16,785,793
Senior Note, 4.505% to 10/21/27, FRN thereafter, 10/22/28 .. United States 35,384,000 35,431,142
b
Senior Note, FRN, 4.442%, (SOFR + 0.8%), 1/24/29 ....... United States 39,824,000 39,922,168
b
Senior Note, FRN, 4.463%, (SOFR + 0.82%), 4/23/30 ...... United States 43,300,000 43,335,411
Lloyds Banking Group plc ,
b
Senior Note, FRN, 5.24%, (SOFR Index + 1.56%), 8/07/27 .. United Kingdom 17,173,000 17,224,771
Senior Note, 5.985% to 8/06/26, FRN thereafter, 8/07/27 .... United Kingdom 29,107,000 29,216,340
Senior Note, 5.462% to 1/04/27, FRN thereafter, 1/05/28 .... United Kingdom 30,443,000 30,649,781
b
Senior Note, FRN, 4.733%, (SOFR Index + 1.06%), 11/26/28 United Kingdom 8,775,000 8,820,893
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 19,928,000 20,105,660
b
Senior Note, FRN, 4.728%, (SOFR Index + 1.06%), 6/13/29 . United Kingdom 18,045,000 18,188,962
Senior Note, 4.818% to 6/12/28, FRN thereafter, 6/13/29 .... United Kingdom 13,085,000 13,167,897
b
Senior Note, FRN, 4.459%, (SOFR Index + 0.77%), 2/10/30 . United Kingdom 30,785,000 30,696,585
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 4.08% to 4/18/27, FRN thereafter, 4/19/28 ..... Japan 9,185,000 9,160,384
Senior Note, 5.017% to 7/19/27, FRN thereafter, 7/20/28 .... Japan 32,970,000 33,189,064
Senior Note, 4.592% to 4/17/29, FRN thereafter, 4/18/30 .... Japan 19,645,000 19,648,299
a,b
Mizuho Bank Ltd. , Senior Note , 144A, FRN , 4.445% , ( SOFR +
0.8% ), 4/16/29 .................................... Japan 13,090,000 13,158,221
Mizuho Financial Group, Inc. , Senior Note , 1.554% to 7/08/26,
FRN thereafter , 7/09/27 ............................. Japan 13,700,000 13,625,620
b
Morgan Stanley Bank NA ,
Senior Note, FRN, 4.576%, (SOFR + 0.94%), 7/14/28 ...... United States 41,678,000 41,809,980
Senior Note, FRN, 4.566%, (SOFR + 0.9%), 1/12/29 ....... United States 13,738,000 13,791,523
National Australia Bank Ltd. ,
Senior Note, 3.85%, 12/13/28 ........................ Australia 26,045,000 25,849,577
a,b
Senior Note, 144A, FRN, 4.278%, (SOFR + 0.62%), 6/11/27 . Australia 18,673,000 18,729,113
a,b
Senior Note, 144A, FRN, 4.261%, (SOFR + 0.6%), 10/26/27 . Australia 22,921,000 22,991,680
a,b
Senior Note, 144A, FRN, 4.16%, (SOFR + 0.5%), 3/06/28 ... Australia 13,000,000 13,021,449
a,b
Senior Note, 144A, FRN, 4.308%, (SOFR + 0.65%), 6/13/28 . Australia 27,030,000 27,121,313
a,b
Senior Note, 144A, FRN, 4.188%, (SOFR + 0.53%), 12/13/28 Australia 25,825,000 25,852,910
National Bank of Canada ,
b
Senior Note, FRN, 4.68%, (SOFR Index + 1.03%), 7/02/27 .. Canada 18,800,000 18,819,062
Senior Note, 5.6% to 7/01/26, FRN thereafter, 7/02/27 ...... Canada 29,674,000 29,734,277
Senior Note, 4.166% to 1/19/28, FRN thereafter, 1/20/29 .... Canada 30,405,000 30,256,414

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
National Bank of Canada, (continued)
b
Senior Note, FRN, 4.434%, (SOFR + 0.77%), 1/20/29 ...... Canada 25,895,000 $ 25,893,142
NatWest Group plc ,
b
Senior Note, FRN, 4.922%, (SOFR + 1.25%), 3/01/28 ...... United Kingdom 44,560,000 44,797,149
Senior Note, 5.583% to 2/28/27, FRN thereafter, 3/01/28 .... United Kingdom 22,308,000 22,516,092
b
Senior Note, FRN, 4.785%, (SOFR + 1.1%), 5/23/29 ....... United Kingdom 13,505,000 13,584,262
a,b
Nordea Bank Abp ,
Senior Preferred Note, 144A, FRN, 4.396%, (SOFR + 0.74%),
3/19/27 ......................................... Finland 14,242,000 14,291,846
Senior Preferred Note, 144A, FRN, 4.376%, (SOFR + 0.7%),
3/17/28 ......................................... Finland 22,760,000 22,852,256
PNC Bank NA ,
b
Senior Note, FRN, 4.393%, (SOFR + 0.73%), 7/21/28 ...... United States 10,295,000 10,303,938
Senior Note, 4.429% to 7/20/27, FRN thereafter, 7/21/28 .... United States 11,865,000 11,872,352
PNC Financial Services Group, Inc. (The) ,
Senior Note, 5.102% to 7/22/26, FRN thereafter, 7/23/27 .... United States 22,288,000 22,321,118
Senior Note, 4.075% to 1/25/28, FRN thereafter, 1/26/29 .... United States 30,340,000 30,187,664
b
Senior Note, FRN, 4.281%, (SOFR + 0.62%), 1/26/29 ...... United States 26,005,000 25,995,563
b
Royal Bank of Canada ,
Senior Note, FRN, 4.433%, (SOFR Index + 0.79% ), 7/23/27 . Canada 42,037,000 42,078,762
Senior Note, FRN, 4.384%, (2 x SOFR Index + 1.44%),
10/18/27 ........................................ Canada 26,740,000 26,774,225
Senior Note, FRN, 4.472%, (SOFR Index + 0.83%), 1/24/29 . Canada 36,742,000 36,836,667
1, Senior Note, FRN, 4.392%, (SOFR + 0.7%), 11/03/28 .... Canada 34,742,000 34,772,029
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 42,000,000 43,330,505
a
Skandinaviska Enskilda Banken AB ,
b
Senior Preferred Note, 144A, FRN, 4.551%, (2 x SOFR +
1.78%), 3/05/27 .................................. Sweden 12,268,000 12,316,921
Senior Preferred Note, 144A, 5.125%, 3/05/27 ........... Sweden 23,865,000 24,071,186
b
Senior Preferred Note, 144A, FRN, 4.432%, (SOFR Index +
0.75%), 6/02/28 .................................. Sweden 36,045,000 36,143,063
b
Senior Preferred Note, 144A, FRN, 4.338%, (SOFR Index +
0.68%), 3/12/29 .................................. Sweden 26,250,000 26,246,913
a
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 4%, 1/12/27 ........... France 19,733,000 19,692,976
b
Senior Non-Preferred Note, 144A, FRN, 4.766%, (SOFR +
1.1%), 2/19/27 ................................... France 21,460,000 21,562,883
Senior Non-Preferred Note, 144A, 5.25%, 2/19/27 ......... France 51,030,000 51,410,922
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note, 1.402%, 9/17/26 ........................ Japan 15,987,000 15,830,775
Senior Note, 5.52%, 1/13/28 ......................... Japan 37,249,000 37,946,606
Senior Note, 4.108%, 1/15/29 ........................ Japan 13,055,000 12,953,287
b
Senior Note, FRN, 4.406%, (SOFR + 0.76%), 1/15/29 ...... Japan 22,085,000 22,034,787
a
Sumitomo Mitsui Trust Bank Ltd. ,
Senior Note, 144A, 5.65%, 9/14/26 .................... Japan 9,670,000 9,721,657
Senior Note, 144A, 5.2%, 3/07/27 ..................... Japan 14,741,000 14,868,817
b
Senior Note, 144A, FRN, 4.649%, (SOFR + 0.98%), 9/10/27 . Japan 37,899,000 38,154,438
b
Senior Note, 144A, FRN, 4.418%, (SOFR + 0.75%), 9/11/28 . Japan 27,750,000 27,823,912
Senior Note, 144A, 3.95%, 3/05/29 .................... Japan 26,385,000 26,074,190
b
Senior Note, 144A, FRN, 4.371%, (SOFR + 0.71%), 3/05/29 . Japan 21,950,000 21,962,473
a,b
Svenska Handelsbanken AB ,
Senior Preferred Note, 144A, FRN, 4.323%, (2 x SOFR +
1.32%), 5/28/27 .................................. Sweden 23,375,000 23,425,708
Senior Preferred Note, 144A, FRN, 4.425%, (SOFR + 0.74%),
5/23/28 ......................................... Sweden 31,545,000 31,686,691

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
Swedbank AB ,
Senior Non-Preferred Note, 144A, 6.136%, 9/12/26 ........ Sweden 26,255,000 $ 26,436,971
Senior Non-Preferred Note, 144A, 5.337%, 9/20/27 ........ Sweden 35,232,000 35,685,070
Toronto-Dominion Bank (The) ,
Senior Note, 5.532%, 7/17/26 ........................ Canada 19,115,000 19,172,095
Senior Note, 5.264%, 12/11/26 ....................... Canada 5,030,000 5,064,370
b
Senior Note, FRN, 4.46%, (SOFR + 0.82%), 1/31/28 ....... Canada 34,032,000 34,179,504
Senior Note, 5.523%, 7/17/28 ........................ Canada 17,710,000 18,139,907
b
Senior Note, FRN, 4.416%, (SOFR + 0.75%), 10/13/28 ..... Canada 35,041,000 35,092,120
b
Senior Note, FRN, 4.403%, (SOFR + 0.76%), 4/23/29 ...... Canada 25,972,000 25,995,464
b
F, Senior Note, FRN, 4.246%, (SOFR + 0.58%), 1/13/28 .... Canada 22,285,000 22,303,954
Truist Bank ,
Senior Note, 4.671% to 5/19/26, FRN thereafter, 5/20/27 .... United States 45,853,000 45,847,478
b
Senior Note, FRN, 4.412%, (SOFR + 0.77%), 7/24/28 ...... United States 33,354,000 33,394,152
Senior Note, 4.42% to 7/23/27, FRN thereafter, 7/24/28 ..... United States 27,707,000 27,688,947
Truist Financial Corp. , Senior Note , 6.047% to 6/07/26, FRN
thereafter , 6/08/27 ................................. United States 34,094,000 34,146,777
a
UniCredit SpA , Senior Preferred Bond , 144A, 4.625% , 4/12/27 . Italy 12,467,000 12,502,564
US Bank NA ,
b
Senior Note, FRN, 4.333%, (SOFR + 0.69%), 10/22/27 ..... United States 10,550,000 10,560,566
Senior Note, 4.507% to 10/21/26, FRN thereafter, 10/22/27 .. United States 47,828,000 47,875,866
b
Senior Note, FRN, 4.597%, ( SOFR + 0.91%), 5/15/28 ...... United States 22,440,000 22,528,498
Senior Note, 4.73% to 5/14/27, FRN thereafter, 5/15/28 ..... United States 27,850,000 27,951,832
Wells Fargo & Co. ,
Senior Note, 3.196% to 6/16/26, FRN thereafter, 6/17/27 .... United States 12,349,000 12,332,385
b
Senior Note, FRN, 4.422%, (SOFR + 0.78%), 1/24/28 ...... United States 39,394,000 39,455,202
b
Senior Note, FRN, 4.713%, (SOFR + 1.07%), 4/22/28 ...... United States 29,439,000 29,574,595
Senior Note, 5.707% to 4/21/27, FRN thereafter, 4/22/28 .... United States 17,462,000 17,673,091
b
Senior Note, FRN, 5.013%, (SOFR + 1.37%), 4/23/29 ...... United States 55,600,000 56,283,285
b
Westpac Banking Corp. , Senior Note , FRN , 4.124% , ( 2 x SOFR
+ 0.92% ), 10/20/26 ................................ Australia 46,301,000 46,345,013
4,897,778,548
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Note , 5.1% , 3/15/27 ..........
United States 6,190,000 6,223,805
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 3.775%, 3/03/28 ........................ United States 30,660,000 30,462,157
b
Senior Note, FRN, 4.141%, (SOFR Index + 0.48%), 3/03/28 . United States 13,140,000 13,162,322
43,624,479
Broadline Retail 0.6%
Amazon.com, Inc. ,
Senior Note, 3.85%, 3/13/28 ......................... United States 43,470,000 43,285,884
b
Senior Note, FRN, 4.248%, (SOFR + 0.59%), 3/13/29 ...... United States 30,430,000 30,505,614
73,791,498
Building Products 0.4%
Owens Corning ,
Senior Bond, 3.4%, 8/15/26 .......................... United States 31,196,000 31,096,820
Senior Note, 5.5%, 6/15/27 .......................... United States 15,428,000 15,620,196
46,717,016

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 7.6%
Bank of New York Mellon Corp. (The) ,
b
Senior Note, FRN, 4.359%, (SOFR Index + 0.68%), 6/09/28 . United States 22,475,000 $ 22,512,870
Senior Note, 4.441% to 6/08/27, FRN thereafter, 6/09/28 .... United States 13,485,000 13,515,808
b
Senior Note, FRN, 4.493%, (SOFR Index + 0.83%), 7/21/28 . United States 9,714,000 9,728,482
b
Senior Note, FRN, 4.273%, (SOFR + 0.63%), 1/22/30 ...... United States 56,335,000 56,316,967
Deutsche Bank AG ,
Senior Non-Preferred Note, 7.146% to 7/12/26, FRN thereafter,
7/13/27 ......................................... Germany 51,919,000 52,177,762
Senior Non-Preferred Note, 2.552% to 1/06/27, FRN thereafter,
1/07/28 ......................................... Germany 35,100,000 34,621,451
b
Senior Non-Preferred Note, FRN, 4.857%, (SOFR + 1.21%),
1/10/29 ......................................... Germany 39,085,000 39,250,893
Senior Non-Preferred Note, 5.373% to 1/09/28, FRN thereafter,
1/10/29 ......................................... Germany 13,120,000 13,270,681
Goldman Sachs Bank USA ,
b
Senior Note, FRN, 4.435%, (SOFR + 0.75%), 5/21/27 ...... United States 25,272,000 25,277,719
Senior Note, 5.414% to 5/20/26, FRN thereafter, 5/21/27 .... United States 21,870,000 21,881,412
Goldman Sachs Group, Inc. (The) ,
b
Senior Bond, FRN, 5.682%, (3-month SOFR + 2.012%),
10/28/27 ........................................ United States 1,029,000 1,036,227
b
Senior Note, FRN, 4.933%, (SOFR + 1.29%), 4/23/28 ...... United States 22,575,000 22,722,449
Senior Note, 4.148% to 1/20/28, FRN thereafter, 1/21/29 .... United States 12,970,000 12,876,350
b
Senior Note, FRN, 4.373%, (SOFR + 0.71%), 1/21/29 ...... United States 25,940,000 25,897,152
b
Senior Note, FRN, 4.583%, (SOFR + 0.92%), 10/21/29 ..... United States 30,490,000 30,537,638
b
Senior Note, FRN, 4.664%, ( SOFR + 1%), 4/20/30 ........ United States 30,305,000 30,367,260
Intercontinental Exchange, Inc. , Senior Note , 3.95% , 12/01/28 ..
United States 11,530,000 11,437,041
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 48,535,000 48,566,390
a
Macquarie Bank Ltd. ,
Senior Note, 144A, 5.391%, 12/07/26 .................. Australia 14,358,000 14,471,780
b
Senior Note, 144A, FRN, 4.172%, (SOFR + 0.48%), 2/03/28 . Australia 44,005,000 43,986,122
b
Senior Note, 144A, FRN, 4.398%, (SOFR + 0.74%), 6/12/28 . Australia 36,035,000 36,196,151
a,b
Mizuho Markets Cayman LP ,
Senior Note, 144A, FRN, 4.169%, (SOFR + 0.52%), 10/09/26 Japan 35,215,000 35,237,638
Senior Note, 144A, FRN, 4.165%, (SOFR + 0.52%), 11/16/26 Japan 36,585,000 36,606,265
b
Morgan Stanley ,
Senior Note, FRN, 4.656%, (SOFR + 1.02%), 4/13/28 ...... United States 29,220,000 29,330,490
Senior Note, FRN, 5.016%, (SOFR + 1.38%), 4/12/29 ...... United States 36,625,000 37,041,224
I, Senior Note, FRN, 4.553%, (SOFR + 0.92%), 10/18/29 .... United States 34,870,000 34,909,897
b
State Street Bank & Trust Co. , Senior Note , FRN , 4.124% , ( SOFR
+ 0.46% ), 11/25/26 ................................. United States 13,804,000 13,823,946
b
State Street Corp. ,
Senior Note, FRN, 4.506%, (SOFR + 0.845%), 8/03/26 ..... United States 19,120,000 19,143,859
Senior Note, FRN, 4.283%, (SOFR + 0.64%), 10/22/27 ..... United States 15,722,000 15,750,295
Senior Note, FRN, 4.592%, (SOFR + 0.95% ), 4/24/28 ...... United States 13,530,000 13,592,547
UBS AG , Senior Note , 4.864% to 1/09/27, FRN thereafter ,
1/10/28 ......................................... Switzerland 17,235,000 17,302,352
a
UBS Group AG ,
Senior Bond, 144A, 4.282%, 1/09/28 ................... Switzerland 56,815,000 56,683,852
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 30,263,000 29,930,995
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter,
12/22/27 ........................................ Switzerland 18,300,000 18,519,244
Senior Note, 144A, 6.442% to 8/10/27, FRN thereafter, 8/11/28 Switzerland 26,042,000 26,660,847
951,182,056

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 27,009,000 $ 27,098,360
Consumer Finance 7.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 38,416,000 38,109,157
Senior Note, 4.875%, 4/01/28 ........................ Ireland 36,926,000 37,155,002
Senior Note, 3%, 10/29/28 .......................... Ireland 45,493,000 43,849,113
Senior Note, 4.125%, 2/28/29 ........................ Ireland 20,035,000 19,791,611
American Express Co. ,
b
Senior Note, FRN, 4.687%, (SOFR Index + 1%), 2/16/28 .... United States 28,255,000 28,364,353
b
Senior Note, FRN, 4.591%, ( SOFR + 0.93%), 7/26/28 ...... United States 18,958,000 19,049,390
Senior Note, 4.009% to 2/08/28, FRN thereafter, 2/09/29 .... United States 17,510,000 17,394,697
b
Senior Note, FRN, 4.279%, (SOFR + 0.59%), 2/09/29 ...... United States 17,510,000 17,540,823
b
Senior Note, FRN, 4.921%, (SOFR + 1.26%), 4/25/29 ...... United States 25,343,000 25,627,830
Senior Note, 4.351% to 7/19/28, FRN thereafter, 7/20/29 .... United States 34,727,000 34,665,540
c
Senior Note, 4.444% to 5/02/29, FRN thereafter, 5/03/30 .... United States 10,365,000 10,346,570
b
American Honda Finance Corp. ,
Senior Note, FRN, 4.278%, (SOFR + 0.62%), 12/11/26 ..... United States 18,335,000 18,351,350
Senior Note, FRN, 4.398%, (SOFR + 0.73%), 8/13/27 ...... United States 26,500,000 26,517,611
Senior Note, FRN, 4.363%, (SOFR + 0.72%), 10/22/27 ..... United States 24,840,000 24,836,134
Senior Note, FRN, 4.502%, (SOFR + 0.82%), 3/03/28 ...... United States 36,865,000 36,868,222
A, Senior Note, FRN, 4.316%, (SOFR + 0.65%), 5/20/26 .... United States 31,945,000 31,951,108
Capital One Financial Corp. ,
Senior Bond, 4.1%, 2/09/27 .......................... United States 17,505,000 17,491,291
Senior Bond, 3.75%, 3/09/27 ......................... United States 23,725,000 23,636,876
Senior Note, 7.149% to 10/28/26, FRN thereafter, 10/29/27 .. United States 46,765,000 47,365,732
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 .... United States 32,804,000 32,952,190
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 26,958,000 27,880,185
b
Caterpillar Financial Services Corp. ,
Senior Note, FRN, 4.335%, (SOFR + 0.69%), 10/16/26 ..... United States 14,073,000 14,102,116
Senior Note, FRN, 4.247%, ( SOFR + 0.56%), 11/15/27 ..... United States 36,989,000 37,114,179
Senior Note, FRN, 4.267%, (SOFR + 0.58%), 11/14/28 ..... United States 34,856,000 34,876,541
Senior Note, FRN, 4.174%, (SOFR + 0.49%), 2/23/29 ...... United States 24,940,000 24,923,125
General Motors Financial Co., Inc. ,
Senior Note, 1.5%, 6/10/26 .......................... United States 12,966,000 12,926,210
b
Senior Note, FRN, 5.04%, (SOFR Index + 1.35%), 5/08/27 .. United States 1,850,000 1,858,406
b
Senior Note, FRN, 4.696%, ( SOFR Index + 1.05%), 7/15/27 . United States 21,495,000 21,506,840
b
John Deere Capital Corp. ,
Senior Note, FRN, 4.268%, (SOFR + 0.6%), 6/11/27 ....... United States 41,230,000 41,338,780
Senior Note, FRN, 4.17%, (SOFR + 0.5%), 3/06/28 ........ United States 37,895,000 37,979,746
Senior Note, FRN, 4.248%, (SOFR + 0.58%), 9/11/28 ...... United States 26,565,000 26,588,127
I, Senior Note, FRN, 4.219%, (SOFR + 0.55%), 3/09/29 .... United States 26,250,000 26,264,957
Toyota Motor Credit Corp. ,
b
Senior Note, FRN, 4.46%, (SOFR + 0.77%), 8/07/26 ....... United States 9,386,000 9,399,386
Senior Note, 4.15% to 2/17/26, FRN thereafter, 11/18/27 .... United States 35,000,000 34,926,261
b
Senior Note, FRN, 4.381%, ( SOFR + 0.72%), 9/05/28 ...... United States 44,422,000 44,602,613
b
B, Senior Note, FRN, 4.116%, (SOFR Index + 0.45%), 1/12/28 United States 17,400,000 17,388,894
965,540,966
Consumer Staples Distribution & Retail 0.5%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 30,740,000 30,549,984
Kroger Co. (The) ,
Senior Bond, 2.65%, 10/15/26 ........................ United States 11,223,000 11,149,694
Senior Bond, 3.7%, 8/01/27 .......................... United States 5,966,000 5,922,588

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 18,850,000 $ 18,941,284
66,563,550
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .....
United States 18,340,000 18,103,867
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond, 4.25%, 3/01/27 ......................... United States 37,606,000 37,609,743
Senior Note, 3.8%, 2/15/27 .......................... United States 23,776,000 23,715,077
Senior Note, 2.3%, 6/01/27 .......................... United States 24,793,000 24,269,998
85,594,818
Electric Utilities 1.0%
Duke Energy Corp. , Senior Note , 4.85% , 1/05/27 ...........
United States 23,835,000 23,949,178
a
Enel Finance International NV , Senior Note , 144A, 4.125% ,
9/30/28 ......................................... Italy 6,555,000 6,489,898
Eversource Energy ,
Senior Note, 4.75%, 5/15/26 ......................... United States 33,260,000 33,267,076
Senior Note, 2.9%, 3/01/27 .......................... United States 2,152,000 2,126,884
b
Georgia Power Co. , Senior Note , FRN , 3.957% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 13,615,000 13,601,548
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 7,304,000 7,254,803
Senior Note, 4.685%, 9/01/27 ........................ United States 6,105,000 6,133,849
b
Senior Note, FRN, 4.472%, (SOFR Index + 0.8%), 2/04/28 .. United States 18,145,000 18,221,961
Senior Note, 4.85%, 2/04/28 ......................... United States 8,198,000 8,269,635
Wisconsin Electric Power Co. , Senior Note , 3.95% , 3/01/29 ....
United States 10,460,000 10,367,711
129,682,543
Electrical Equipment 0.1%
Eaton Corp. , Senior Note , 3.95% , 3/06/29 .................
United States 15,670,000 15,515,332
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. ,
Senior Note, 3.8%, 11/15/27 ......................... United States 17,405,000 17,308,396
b
Senior Note, FRN, 4.217%, (SOFR + 0.53%), 11/15/27 ..... United States 6,110,000 6,104,636
Senior Note, 4.375%, 6/12/28 ........................ United States 31,515,000 31,593,211
55,006,243
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 5,155,000 5,164,961
Senior Bond, 5.875%, 11/15/28 ....................... United States 17,849,000 18,533,554
23,698,515
Financial Services 1.2%
a
Nationwide Building Society ,
Senior Non-Preferred Note, 144A, 6.557% to 10/17/26, FRN
thereafter, 10/18/27 ................................ United Kingdom 52,821,000 53,359,141
b
Senior Non-Preferred Note, 144A, FRN, 4.977%, (2 x SOFR +
2.58%), 2/16/28 .................................. United Kingdom 29,615,000 29,772,040
Senior Non-Preferred Note, 144A, 4.649% to 7/13/28, FRN
thereafter, 7/14/29 ................................. United Kingdom 14,858,000 14,882,457

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
a
Nationwide Building Society, (continued)
b
Senior Non-Preferred Note, 144A, FRN, 4.736%, (SOFR +
1.07%), 7/14/29 .................................. United Kingdom 27,025,000 $ 27,104,915
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.33% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 22,690,000 22,733,619
147,852,172
Food Products 1.0%
a,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.279% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 31,820,000 31,888,491
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 31,738,000 31,856,932
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 12,160,000 12,054,938
Mondelez International, Inc. ,
Senior Bond, 4.125%, 5/07/28 ........................ United States 6,215,000 6,183,321
Senior Note, 4.25%, 5/06/28 ......................... United States 33,355,000 33,315,817
115,299,499
Ground Transportation 0.1%
Canadian Pacific Railway Co. , Senior Note , 4% , 3/15/29 ......
Canada 10,940,000 10,818,878
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.15% , 12/15/28
United States 6,100,000 6,062,363
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Senior Bond, 2.875%, 6/01/26 ........................ United States 28,549,000 28,512,929
Senior Note, 3%, 8/15/26 ........................... United States 40,000,000 39,852,312
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.146% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 18,789,000 18,799,858
87,165,099
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. , Senior Note , 4.4% , 3/16/29 ..................
United States 11,896,000 11,881,761
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 44,899,000 45,302,050
Marriott International, Inc. ,
R, Senior Bond, 3.125%, 6/15/26 ..................... United States 15,266,000 15,248,587
X, Senior Bond, 4%, 4/15/28 ......................... United States 13,174,000 13,089,547
Senior Note, 5.45%, 9/15/26 ......................... United States 2,202,000 2,209,239
Senior Note, 4.2%, 7/15/27 .......................... United States 27,999,000 27,953,302
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.375% ,
7/15/27 ......................................... United States 5,919,000 5,939,610
121,624,096
Household Durables 0.2%
Lennar Corp. , Senior Note , 5.25% , 6/01/26 ................
United States 21,737,000 21,749,387
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Note, 3.9%, 1/08/28 .......................... United States 12,400,000 12,305,477
b
Senior Note, FRN, 4.248%, (SOFR + 0.6%), 1/08/28 ....... United States 13,020,000 13,009,103
25,314,580
Industrial Conglomerates 0.1%
a,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.303% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 13,320,000 13,366,624

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 7.1%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 52,996,000 $ 53,449,625
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 32,386,000 32,491,080
a
Athene Global Funding ,
Secured Note, 144A, 4.95%, 1/07/27 ................... United States 35,576,000 35,705,450
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 26,457,000 26,604,857
b
Secured Note, 144A, FRN, 4.61%, (SOFR Index + 0.95%),
3/06/28 ......................................... United States 42,007,000 41,942,836
b
Secured Note, 144A, FRN, 4.656%, (SOFR Index + 1%),
9/18/28 ......................................... United States 22,450,000 22,294,913
Senior Secured Note, 144A, 4.86%, 8/27/26 ............. United States 28,083,000 28,125,919
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 30,542,000 30,608,084
a
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 50,396,000 49,853,004
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 11,296,000 11,335,754
a
Corebridge Global Funding ,
Secured Note, 144A, 5.35%, 6/24/26 ................... United States 23,645,000 23,687,885
b
Senior Secured Note, 144A, FRN, 4.953%, (SOFR + 1.3%),
9/25/26 ......................................... United States 42,912,000 43,052,771
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 30,700,000 30,542,401
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 4.39% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 20,499,000 20,521,711
a,b
MassMutual Global Funding II , Secured Note , 144A, FRN ,
4.388% , ( SOFR + 0.74% ), 4/09/27 ..................... United States 33,620,000 33,716,399
a
Met Tower Global Funding ,
Senior Secured Note, 144A, 4%, 10/01/27 ............... United States 10,869,000 10,828,014
Senior Secured Note, 144A, 4%, 1/14/29 ................ United States 21,755,000 21,517,756
a
Metropolitan Life Global Funding I ,
b
Secured Note, 144A, FRN, 4.358%, (SOFR Index + 0.7%),
6/11/27 ......................................... United States 30,442,000 30,513,743
Secured Note, 144A, 4.15%, 8/25/28 ................... United States 17,750,000 17,680,712
b
Secured Note, 144A, FRN, 4.364%, (SOFR + 0.7%), 8/25/28 United States 37,858,000 37,875,290
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 21,220,000 21,301,690
a,b
New York Life Global Funding ,
Secured Note, 144A, FRN, 4.321%, (SOFR + 0.66%), 7/25/28 United States 26,585,000 26,565,521
Senior Secured Note, 144A, FRN, 4.32%, (SOFR + 0.67%),
4/02/27 ......................................... United States 47,790,000 47,897,308
Senior Secured Note, 144A, FRN, 4.541%, (SOFR + 0.88%),
4/25/28 ......................................... United States 22,555,000 22,722,968
a
Northwestern Mutual Global Funding ,
Secured Note, 144A, 5.07%, 3/25/27 ................... United States 14,344,000 14,481,662
b
Secured Note, 144A, FRN, 4.324%, (SOFR + 0.66%), 8/25/28 United States 30,680,000 30,731,217
a,b
Pacific Life Global Funding II , Secured Note , 144A, FRN , 4.521% ,
( SOFR + 0.85% ), 2/05/27 ............................ United States 2,634,000 2,643,065
a
Principal Life Global Funding II ,
Secured Note, 144A, 4.6%, 8/19/27 .................... United States 9,381,000 9,407,661
b
Secured Note, 144A, FRN, 4.497%, (SOFR + 0.81%), 8/18/28 United States 22,125,000 22,132,024
a
Protective Life Global Funding ,
Secured Note, 144A, 4.992%, 1/12/27 .................. United States 14,470,000 14,562,308
Secured Note, 144A, 4.335%, 9/13/27 .................. United States 28,010,000 27,986,360
Secured Note, 144A, 4.161%, 1/15/29 .................. United States 30,500,000 30,171,420
872,951,408
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 6,865,000 6,819,753

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 18,540,000 $ 18,552,516
Machinery 0.6%
a
Daimler Truck Finance North America LLC ,
Senior Note, 144A, 5%, 1/15/27 ...................... Germany 15,725,000 15,812,097
Senior Note, 144A, 4.3%, 8/12/27 ..................... Germany 16,805,000 16,778,466
b
Senior Note, 144A, FRN, 4.623%, (SOFR + 0.96%), 9/25/27 . Germany 24,088,000 24,158,974
b
Senior Note, 144A, FRN, 4.506%, (SOFR + 0.84%), 1/13/28 . Germany 13,552,000 13,571,102
Senior Note, 144A, 4.15%, 1/12/29 .................... Germany 8,670,000 8,561,434
78,882,073
Metals & Mining 0.4%
a,b
Glencore Funding LLC ,
Senior Note, 144A, FRN, 4.401%, (SOFR Index + 0.75%),
10/01/26 ........................................ Australia 18,325,000 18,351,367
Senior Note, 144A, FRN, 4.729%, (SOFR Index + 1.06%),
4/04/27 ......................................... Australia 19,308,000 19,383,742
b
Rio Tinto Finance USA plc , Senior Note , FRN , 4.517% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 13,620,000 13,670,625
51,405,734
Multi-Utilities 0.9%
Ameren Corp. , Senior Note , 5.7% , 12/01/26 ...............
United States 26,150,000 26,346,868
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 11,840,000 11,882,456
DTE Energy Co. ,
Senior Note, 4.95%, 7/01/27 ......................... United States 32,598,000 32,806,066
Senior Note, 4.875%, 6/01/28 ........................ United States 11,905,000 12,000,926
NiSource, Inc. , Senior Note , 3.49% , 5/15/27 ...............
United States 13,648,000 13,540,481
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 5,710,000 5,662,733
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 13,357,000 13,410,743
115,650,273
Office REITs 0.3%
Boston Properties LP , Senior Bond , 2.75% , 10/01/26 .........
United States 32,844,000 32,632,599
Oil, Gas & Consumable Fuels 1.0%
b
Chevron USA, Inc. ,
Senior Note, FRN, 4.133%, (SOFR Index + 0.47%), 2/26/28 . United States 18,155,000 18,195,148
Senior Note, FRN, 4.238%, (SOFR + 0.57%), 8/13/28 ...... United States 22,140,000 22,209,533
Energy Transfer LP ,
Senior Bond, 3.9%, 7/15/26 .......................... United States 15,140,000 15,133,602
Senior Bond, 4.4%, 3/15/27 .......................... United States 5,277,000 5,281,413
Enterprise Products Operating LLC , Senior Note , 4.3% , 6/20/28
United States 10,893,000 10,901,954
ONEOK, Inc. ,
Senior Note, 5.55%, 11/01/26 ........................ United States 31,282,000 31,446,300
Senior Note, 5.65%, 11/01/28 ........................ United States 2,243,000 2,301,569
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 10,623,000 10,597,483
116,067,002
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 7,773,000 7,763,397
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 7,815,000 7,823,830
15,587,227

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 17,854,000 $ 17,708,818
Pharmaceuticals 1.1%
Eli Lilly & Co. ,
Senior Note, 4%, 10/15/28 .......................... United States 17,690,000 17,668,511
b
Senior Note, FRN, 4.176%, (SOFR + 0.53%), 10/15/28 ..... United States 44,240,000 44,371,410
b
Merck & Co., Inc. , Senior Note , FRN , 4.247% , ( SOFR + 0.57% ),
3/15/29 ......................................... United States 26,235,000 26,289,241
b
Novartis Capital Corp. ,
Senior Note, FRN, 4.191%, (SOFR + 0.52%), 11/05/28 ..... United States 21,785,000 21,875,701
Senior Note, FRN, 4.306%, (SOFR Index + 0.65%), 3/16/29 . United States 21,780,000 21,906,582
b
Pfizer, Inc. , Senior Note , FRN , 4.187% , ( SOFR + 0.5% ), 11/15/27 United States 13,175,000 13,213,160
145,324,605
Residential REITs 0.3%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 41,027,000 41,319,383
Retail REITs 0.3%
Realty Income Corp. , Senior Note , 4.875% , 6/01/26 .........
United States 40,050,000 40,059,063
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/27 ......................... United States 8,157,000 8,248,503
Senior Note, 4.8%, 4/15/28 .......................... United States 13,762,000 13,921,619
22,170,122
Software 0.5%
b
Oracle Corp. , Senior Note , FRN , 4.452% , ( SOFR + 0.76% ),
8/03/28 ......................................... United States 27,827,000 27,328,332
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 21,750,000 21,775,518
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 12,133,000 12,181,260
61,285,110
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ....................... United States 9,406,000 9,370,336
Senior Note, 2.75%, 1/15/27 ......................... United States 10,000,000 9,902,858
Senior Note, 3.65%, 3/15/27 ......................... United States 34,559,000 34,373,333
b
Public Storage Operating Co. , Senior Note , FRN , 4.345% , ( SOFR
Index + 0.7% ), 4/16/27 .............................. United States 41,947,000 42,025,752
95,672,279
Specialty Retail 0.5%
Home Depot, Inc. (The) , Senior Note , 3.75% , 9/15/28 ........
United States 8,840,000 8,783,133
Lowe's Cos., Inc. ,
Senior Note, 3.95%, 10/15/27 ........................ United States 24,226,000 24,173,810
Senior Note, 4%, 10/15/28 .......................... United States 30,403,000 30,175,131
63,132,074
Tobacco 1.4%
BAT Capital Corp. ,
Senior Note, 3.215%, 9/06/26 ........................ United Kingdom 21,935,000 21,870,930
Senior Note, 4.7%, 4/02/27 .......................... United Kingdom 17,277,000 17,345,884
Philip Morris International, Inc. ,
Senior Note, 4.375%, 11/01/27 ....................... United States 24,295,000 24,357,430

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note, 5.125%, 11/17/27 ....................... United States 21,927,000 $ 22,186,633
b
Senior Note, FRN, 4.461%, ( SOFR + 0.83%), 4/28/28 ...... United States 45,700,000 45,859,324
b
Senior Note, FRN, 4.321%, (SOFR + 0.66%), 10/27/28 ..... United States 29,984,000 29,993,572
Senior Note, 4.125%, 4/27/29 ........................ United States 17,250,000 17,141,561
178,755,334
Trading Companies & Distributors 0.3%
Sumisho Air Lease Corp. , Senior Note , 5.3% , 6/25/26 ........
United States 36,850,000 36,897,978
Total Corporate Bonds (Cost $10,590,809,750) ................................
10,602,109,943
U.S. Government and Agency Securities 1.0%
U.S. Treasury Notes , 3.375%, 2/29/28 ....................
United States 126,830,000 125,727,669
Total U.S. Government and Agency Securities (Cost $125,843,526) ..............
125,727,669
Asset-Backed Securities 4.0%
Automobiles 0.3%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 2,592,728 2,604,066
2024-1, A2A, 4.65%, 11/22/27 ........................ United States 3,858,633 3,864,792
d
2025-1, A2B, FRN, 4.08%, (30-day SOFR Average + 0.44%),
1/20/28 ......................................... United States 5,953,433 5,955,622
d
2025-2, A2B, FRN, 4.01%, (30-day SOFR Average + 0.37%),
8/21/28 ......................................... United States 24,148,000 24,152,409
36,576,889
a a a a a a
Banks 0.2%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 28,683,000 28,535,612
Consumer Finance 2.7%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 30,741,000 30,896,036
Capital One Prime Auto Receivables Trust ,
2023-1, A3, 4.87%, 2/15/28 .......................... United States 2,160,845 2,166,096
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 579,216 579,411
d
2025-1, A2B, FRN, 3.97%, (30-day SOFR Average + 0.33%),
1/16/29 ......................................... United States 56,968,827 56,987,940
GM Financial Consumer Automobile Receivables Trust ,
2023-2, A3, 4.47%, 2/16/28 .......................... United States 5,114,809 5,121,214
2024-1, A3, 4.85%, 12/18/28 ......................... United States 6,509,247 6,536,158
d
2024-4, A2B, FRN, 4.039%, (30-day SOFR Average + 0.4%),
10/18/27 ........................................ United States 491,326 491,349
2024-4, A3, 4.4%, 8/16/29 ........................... United States 13,031,000 13,067,935
d
2026-2, A2B, FRN, 4.04%, (30-day SOFR Average + 0.4%),
5/16/29 ......................................... United States 19,441,000 19,459,846
d
Harley-Davidson Motorcycle Trust , 2025-A , A2B , FRN , 4.3% , ( 30-
day SOFR Average + 0.66% ), 7/17/28 . .................. United States 8,160,137 8,163,732
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 12,812,864 12,874,566
d
2024-C, A2B, FRN, 4.04%, (30-day SOFR Average + 0.4%),
9/15/27 ......................................... United States 1,395,061 1,395,246
2025-B, A2A, 4.45%, 8/15/28 ......................... United States 1,972,702 1,976,289

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Hyundai Auto Receivables Trust, (continued)
d
2025-B, A2B, FRN, 4.02%, (30-day SOFR Average + 0.38%),
8/15/28 ......................................... United States 8,966,828 $ 8,969,604
d
2026-A, A2B, FRN, 3.98%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 15,566,000 15,559,556
Nissan Auto Receivables Owner Trust ,
2022-B, A3, 4.46%, 5/17/27 .......................... United States 529,134 529,347
d
2025-A, A2B, FRN, 4.09%, (30-day SOFR Average + 0.45%),
2/15/28 ......................................... United States 13,675,826 13,685,014
2025-B, A2A, 4%, 7/17/28 ........................... United States 33,989,000 33,990,319
Toyota Auto Receivables Owner Trust ,
2022-C, A3, 3.76%, 4/15/27 .......................... United States 16,241 16,240
2023-B, A3, 4.71%, 2/15/28 .......................... United States 3,915,398 3,925,190
2024-A, A3, 4.83%, 10/16/28 ......................... United States 2,065,597 2,075,262
d
2024-D, A2B, FRN, 4.03%, (30-day SOFR Average + 0.39%),
8/16/27 ......................................... United States 473,632 473,681
d
2025-C, A2B, FRN, 3.94%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 5,485,256 5,483,700
d
2025-D, A2B, FRN, 3.96%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 32,807,638 32,818,294
2026-A, A2A, 3.8%, 12/15/28 ......................... United States 25,153,000 25,124,192
World Omni Auto Receivables Trust ,
2024-A, A3, 4.86%, 3/15/29 .......................... United States 8,217,697 8,255,809
d
2026-A, A2B, FRN, 3.95%, (30-day SOFR Average + 0.31%),
4/16/29 ......................................... United States 16,000,000 16,009,293
326,631,319
a a a a a a
Financial Services 0.8%
d
Ameriquest Mortgage Securities, Inc. , 2005-R9 , M1 , FRN ,
4.474% , ( 1-month SOFR + 0.819% ), 11/25/35 . ............ United States 1,105,223 1,099,459
a,d
BofA Auto Trust ,
2025-1A, A2B, 144A, FRN, 4.19%, ( 30-day SOFR Average +
0.55%), 11/22/27 .................................. United States 1,308,061 1,308,541
2026-1A, A2B, 144A, FRN, 4.4%, (30-day SOFR Average +
0.45%), 11/15/28 .................................. United States 15,950,000 15,959,652
d
Carrington Mortgage Loan Trust , 2007-HE1 , A3 , FRN , 3.959% ,
( 1-month SOFR + 0.494% ), 6/25/37 . ................... United States 638,703 635,685
d
First Franklin Mortgage Loan Trust , 2006-FF7 , 1A , FRN , 4.049% ,
( 1-month SOFR + 0.394% ), 5/25/36 . ................... United States 129,580 129,511
d
Ford Credit Auto Owner Trust ,
2025-B, A2B, FRN, 3.94%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 21,511,317 21,505,541
2026-A, A2B, FRN, 4.07%, (30-day SOFR Average + 0.43%),
1/15/29 ......................................... United States 9,079,000 9,090,625
Honda Auto Receivables Owner Trust ,
2023-1, A3, 5.04%, 4/21/27 .......................... United States 435,164 435,580
2024-1, A3, 5.21%, 8/15/28 .......................... United States 4,449,620 4,476,722
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 50,983,000 51,008,048
d
Long Beach Mortgage Loan Trust ,
2004-1, M1, FRN, 4.519%, (1-month SOFR + 0.864%), 2/25/34 United States 149,960 148,879
2005-2, M5, FRN, 4.744%, (1-month SOFR + 1.089%), 4/25/35 United States 19,430 19,434
d
Nationstar Home Equity Loan Trust , 2007-B , 2AV4 , FRN , 4.409% ,
( 1-month SOFR + 0.754% ), 4/25/37 . ................... United States 1,618,901 1,612,574
d
RAMP Trust , 2006-EFC2 , A4 , FRN , 4.209% , ( 1-month SOFR +
0.554% ), 12/25/36 . ................................. United States 24,408 24,399

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d
RASC Trust ,
2005-KS1, M2, FRN, 4.894%, (1-month SOFR + 0.864%),
2/25/35 ......................................... United States 312,790 $ 311,494
2006-KS3, M1, FRN, 4.264%, (1-month SOFR + 0.444%),
4/25/36 ......................................... United States 113,964 113,810
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 6,963,348 6,973,440
114,853,394
a a a a a a
Total Asset-Backed Securities (Cost $506,459,362) ............................
506,597,214
Residential Mortgage-Backed Securities 1.8%
Financial Services 1.8%
a,e
Angel Oak Mortgage Trust ,
2019-5, A1, 144A, FRN, 2.593%, 10/25/49 ............... United States 123,184 122,351
2020-3, A1, 144A, FRN, 1.691%, 4/25/65 ................ United States 4,733,009 4,555,925
a,e
Arroyo Mortgage Trust ,
2019-2, A1, 144A, FRN, 3.347%, 4/25/49 ................ United States 1,539,072 1,500,316
2019-3, A1, 144A, FRN, 2.962%, 10/25/48 ............... United States 2,363,544 2,270,273
a
BRAVO Residential Funding Trust ,
e
2021-NQM1, A1, 144A, FRN, 0.941%, 2/25/49 ............ United States 1,566,203 1,487,797
e
2021-NQM2, A1, 144A, FRN, 0.97%, 3/25/60 ............. United States 705,971 697,747
2023-NQM4, A1, 144A, 6.435%, 5/25/63 ................ United States 8,386,886 8,381,608
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 6,592,590 6,637,979
a,e
COLT Funding LLC , 2021-3R , A1 , 144A, FRN , 1.051% , 12/25/64 United States 1,273,635 1,182,755
a,e
CSMC Trust , 2020-AFC1 , A1 , 144A, FRN , 3.24% , 2/25/50 ..... United States 4,554,046 4,374,366
a
Ellington Financial Mortgage Trust ,
e
2019-2, A1, 144A, FRN, 2.739%, 11/25/59 ............... United States 987,477 963,609
e
2020-2, A1, 144A, FRN, 1.178%, 10/25/65 ............... United States 614,289 586,070
2024-INV1, A1A, 144A, 6.557%, 3/25/69 ................ United States 2,346,262 2,373,386
a,d
FHLMC STACR REMIC Trust , 2025-DNA3 , A1 , 144A, FRN ,
4.595% , ( 30-day SOFR Average + 0.95% ), 9/25/45 ........ United States 10,410,550 10,426,227
a,d
FNMA Connecticut Avenue Securities Trust , 2025-R04 , 1A1 ,
144A, FRN , 4.645% , ( 30-day SOFR Average + 1% ), 5/25/45 . United States 1,903,069 1,906,289
a,e
Galton Funding Mortgage Trust , 2019-2 , A22 , 144A, FRN , 3.5% ,
6/25/59 ......................................... United States 1,273,692 1,159,668
a,e
GCAT Trust , 2019-NQM3 , A1 , 144A, FRN , 3.686% , 11/25/59 ... United States 790,556 777,919
a,e
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A1 , 144A,
FRN , 1.382% , 9/27/60 .............................. United States 641,227 613,501
a
Imperial Fund Mortgage Trust ,
2022-NQM2, A1, 144A, 4.638%, 3/25/67 ................ United States 6,099,576 5,825,270
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................ United States 6,956,339 6,969,611
a,e
J.P. Morgan Mortgage Trust , 2025-NQM2 , A1 , 144A, FRN ,
5.567% , 9/25/65 ................................... United States 11,874,255 11,939,030
a,e
MFA Trust ,
2020-NQM1, A1, 144A, FRN, 2.479%, 3/25/65 ............ United States 422,278 413,100
2021-NQM1, A1, 144A, FRN, 1.153%, 4/25/65 ............ United States 2,888,885 2,724,673
a
New Residential Mortgage Loan Trust ,
d
2018-4A, A1S, 144A, FRN, 4.519%, (1-month SOFR + 0.864%),
1/25/48 ......................................... United States 1,825,235 1,803,127
e
2019-NQM4, A1, 144A, FRN, 2.492%, 9/25/59 ............ United States 1,007,617 972,345
e
2020-NQM1, A1, 144A, FRN, 2.464%, 1/26/60 ............ United States 778,715 734,987
a
OBX Trust ,
e
2020-EXP2, A8, 144A, FRN, 3%, 5/25/60 ................ United States 785,125 693,124
d
2020-EXP3, 2A1, 144A, FRN, 4.669%, (1-month SOFR +
1.014%), 1/25/60 .................................. United States 138,658 138,713
a,e
SG Residential Mortgage Trust , 2022-1 , A1 , 144A, FRN , 3.166% ,
3/27/62 ......................................... United States 2,171,752 2,056,429

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
STAR Trust , 2021-1 , A1 , 144A, FRN , 1.219% , 5/25/65 ........ United States 2,412,316 $ 2,277,424
a,e
Starwood Mortgage Residential Trust ,
2021-4, A1, 144A, FRN, 1.162%, 8/25/56 ................ United States 5,637,819 5,040,259
2022-2, A1, 144A, FRN, 4.174%, 2/25/67 ................ United States 5,774,732 5,550,513
a,d
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 37,853,000 37,876,745
2025-3, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 37,820,000 37,986,113
2025-7, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 41,468,000 41,701,079
a
Towd Point Mortgage Trust ,
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................... United States 189,909 189,351
d
2019-HY1, A1, 144A, FRN, 4.769%, ( 1-month SOFR + 1.114%),
10/25/48 ........................................ United States 1,601,512 1,605,563
d
2019-HY2, A1, 144A, FRN, 4.769%, (1-month SOFR + 1.114%),
5/25/58 ......................................... United States 224,681 228,893
e
2022-SJ1, A1B, 144A, FRN, 3.612%, 3/25/62 ............. United States 1,865,723 1,843,906
218,588,041
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $220,886,671) ..............
218,588,041
Agency Commercial Mortgage-Backed Securities 0.0%
Financial Services 0.0%
†
FHLMC ,
3316, CD, 5.5% , 5/15/37 ............................ United States 15,218 15,693
3539, PM, 4.5%, 5/15/37 ............................ United States 3,509 3,338
3611, Strip, 7/15/34 ................................ United States 10,398 9,287
3724, CM, 5.5%, 6/15/37 ............................ United States 38,521 39,601
FNMA ,
d
2005-63, FC, FRN, 4.01%, ( 30-day SOFR Average + 0.364%),
10/25/31 ........................................ United States 115,688 114,852
d
2006-74, FL, FRN, 4.11%, (30-day SOFR Average + 0.464%),
8/25/36 ......................................... United States 49,464 49,017
2010-81, AP, 2.5%, 7/25/40 .......................... United States 8,106 7,805
d
2010-90, GF, FRN, 4.26%, (30-day SOFR Average + 0.614%),
8/25/40 ......................................... United States 133,421 132,533
2011-60, PA, 4%, 10/25/39 ........................... United States 2,745 2,574
GNMA , 2009-32 , AB , 4% , 5/16/39 .......................
United States 2,632 2,597
377,297
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $384,263) .........
377,297
Total Long Term Investments (Cost $11,444,383,572) ..........................
11,453,400,164
a
Short Term Investments 8.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.1%
Banco Bilbao Vizcaya Argentaria, 4.24%, 3/23/27 ........... Spain 26,140,000 26,159,218
Intesa Sanpaolo SpA ,
4.4%, 8/19/26 ...................................... Italy 44,205,000 44,243,803
4.06%, 10/09/26 .................................... Italy 23,500,000 23,489,334

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit
(continued)
Intesa Sanpaolo SpA, (continued)
4.05%, 1/14/27 ..................................... Italy 46,645,000 $ 46,586,992
114,320,129
Total Certificates of Deposit (Cost $140,492,270) ..............................
140,479,347
a a a
Commercial Papers 6.7%
a,f
AES Corp. (The) , 144A, 4.02% , 5/01/26 .................. United States 75,210,000 75,201,599
a,f
Agree LP , 144A, 4.14% , 5/01/26 ........................ United States 40,000,000 39,995,400
a,f
Alexandria Real Estate Equities, Inc. , 144A, 3.88% , 5/01/26 ... United States 58,415,000 58,408,703
a,f
Alimentation Couche-Tard, Inc. , 144A, 4.04% , 5/21/26 ........ Canada 27,810,000 27,744,658
a,f
AutoNation, Inc. , 144A, 4.05% , 5/01/26 ................... United States 116,115,000 116,101,937
a,f
AvalonBay Communities, Inc. ,
144A, 3.96%, 5/05/26 ................................ United States 15,565,000 15,556,448
144A, 3.97%, 5/06/26 ................................ United States 20,815,000 20,801,252
36,357,700
a,f
Bayer Corp. , 144A, 4.24% , 12/09/26 ..................... United States 25,140,000 24,496,841
a,f
Bunge Ltd. Finance Corp. , 144A, 4.01% , 5/11/26 ............ United States 20,720,000 20,694,618
a,f
Charles Schwab Corp. (The) , 144A, 3.82% , 7/08/26 ......... United States 37,995,000 37,718,780
a,f
Energy Transfer LP , 144A, 3.99% , 5/01/26 ................. United States 19,415,000 19,412,847
a,f
Essex Portfolio LP ,
144A, 4.01%, 5/05/26 ................................ United States 12,500,000 12,493,048
144A, 4.05%, 5/12/26 ................................ United States 18,750,000 18,724,710
31,217,758
a,f
General Motors Financial Co., Inc. ,
144A, 3.87%, 5/05/26 ................................ United States 7,925,000 7,920,743
144A, 4.01%, 6/03/26 ................................ United States 21,950,000 21,867,286
144A, 4.17%, 7/17/26 ................................ United States 9,020,000 8,939,169
38,727,198
a,f
Intercontinental Exchange, Inc. ,
144A, 4.06%, 5/06/26 ................................ United States 20,545,000 20,531,101
144A, 4.06%, 5/22/26 ................................ United States 12,190,000 12,159,830
32,690,931
a,f
Keurig Dr. Pepper , Inc. , 144A, 4.12% , 5/05/26 .............. United States 33,415,000 33,395,880
a,b
Macquarie Bank Ltd. ,
144A, 4.01%, 5/14/26 ................................ Australia 15,730,000 15,731,809
144A, 3.99%, 5/20/26 ................................ Australia 13,267,000 13,269,032
29,000,841
f
Macquarie Group Ltd. , 4.21% , 12/14/26 ................... Australia 27,880,000 27,155,109
a,f
NiSource, Inc. , 144A, 3.96% , 5/07/26 .................... United States 25,780,000 25,760,149
a,f
Owens Corning , 144A, 4% , 5/04/26 ...................... United States 28,020,000 28,007,551
f
Penske Truck Leasing Co. LP ,
4.08%, 5/12/26 ..................................... United States 21,440,000 21,410,908
4.09%, 5/19/26 ..................................... United States 18,075,000 18,036,083
39,446,991
a,f
Phillips 66 , 144A, 3.96% , 5/01/26 ....................... United States 12,615,000 12,613,614
a,f
Simon Property Group LP , 144A, 4.02% , 5/18/26 ............ United States 12,460,000 12,435,001
a,b
Sumitomo Mitsui Banking Corp. , 144A, 4.03% , 12/11/26 ...... Japan 35,650,000 35,719,021

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,f
Targa Resources Corp. , 144A, 4.03% , 5/01/26 ............. United States 37,690,000 $ 37,685,779
Total Commercial Papers (Cost $840,055,445) ................................
839,988,906
Shares
Management Investment Companies 0.0%
†
g,h
Putnam Short Term Investment Fund, Class P, 3.843% ....... United States 22,914 22,914
Total Management Investment Companies (Cost $22,914) ......................
22,914
Principal
Amount
*
i
Repurchase Agreements 0.2%
Tri-party repurchase agreement, 3.86%, 5/01/26 (Maturity Value
$25,002,681)
RBC Capital Markets LLC (perpetual maturity)
Collateralized by Corporate Bonds, 1.75% - 6.5%, 10/5/26
- 3/15/55, and Commercial Paper, 0%, 5/13/26 (valued at
$26,252,815) ..................................... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $25,000,000) .............................
25,000,000
Total Short Term Investments (Cost $1,005,570,629 ) ...........................
1,005,491,167
a
Total Investments (Cost $12,449,954,201) 99.5% ..............................
$12,458,891,331
Other Assets, less Liabilities 0.5% ...........................................
64,381,256
Net Assets 100.0% .........................................................
$12,523,272,587
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $4,785,995,686, representing 38.2% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2026, all repurchase agreements had been entered into on that date.

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2026
Putnam Ultra Short MAC Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 78.9%
Aerospace & Defense 1.9%
a
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 200,000 $ 201,437
Boeing Co. (The) ,
Senior Bond , 2.25% , 6/15/26 ......................... United States 35,000 34,889
Senior Note , 3.1% , 5/01/26 .......................... United States 115,000 115,000
Senior Note , 2.7% , 2/01/27 .......................... United States 110,000 108,740
Senior Note , 5.04% , 5/01/27 ......................... United States 64,000 64,366
a
Honeywell Aerospace, Inc. ,
Senior Note , 144A, 3.9% , 3/16/28 ..................... United States 110,000 109,215
b
Senior Note , 144A, FRN , 4.307% , ( SOFR Index + 0.63% ),
3/16/29 ......................................... United States 117,000 116,697
750,344
Automobiles 3.5%
a
BMW US Capital LLC ,
b
Senior Note , 144A, FRN , 4.468% , ( SOFR Index + 0.8% ),
8/13/26 ......................................... Germany 41,000 41,069
Senior Note , 144A, 4.65% , 3/19/27 .................... Germany 64,000 64,312
b
Senior Note , 144A, FRN , 4.588% , ( SOFR Index + 0.92% ),
8/13/27 ......................................... Germany 106,000 106,474
b
Senior Note , 144A, FRN , 4.446% , ( SOFR + 0.79% ), 3/17/28 . Germany 100,000 100,201
b
Senior Note , 144A, FRN , 4.594% , ( SOFR Index + 0.92% ),
3/21/28 ......................................... Germany 140,000 140,706
a
Hyundai Capital America ,
b
Senior Note , 144A, FRN , 4.696% , ( SOFR + 1.04% ), 3/19/27 . United States 238,000 238,856
Senior Note , 144A, 4.85% , 3/25/27 .................... United States 40,000 40,176
b
Senior Note , 144A, FRN , 4.714% , ( SOFR + 1.04% ), 6/24/27 . United States 62,000 62,242
b
Senior Note , 144A, FRN , 4.704% , ( SOFR + 1.03% ), 9/24/27 . United States 68,000 68,288
Senior Note , 144A, 4.6% , 4/06/28 ..................... United States 80,000 80,023
a ,b
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
FRN , 4.389% , ( SOFR + 0.71% ), 3/10/28 ................ Germany 40,000 40,017
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
4.9% , 8/14/26 .................................... Germany 400,000 400,565
1,382,929
Banks 37.9%
a
ABN AMRO Bank NV ,
Senior Non-Preferred Note , 144A, 6.339% to 9/17/26, FRN
thereafter , 9/18/27 ................................. Netherlands 300,000 302,108
Senior Non-Preferred Note , 144A, 4.988% to 12/02/27, FRN
thereafter , 12/03/28 ................................ Netherlands 200,000 201,413
a ,b
ANZ New Zealand Int'l Ltd. , Senior Note , 144A, FRN , 4.253% ,
( SOFR + 0.61% ), 1/22/29 ............................ New Zealand 200,000 200,290
a ,b
Australia & New Zealand Banking Group Ltd. , Senior Note , 144A,
FRN , 4.325% , ( SOFR + 0.68% ), 7/16/27 ................ Australia 200,000 200,816
Banco Bilbao Vizcaya Argentaria SA ,
Senior Non-Preferred Note , 6.138% to 9/13/27, FRN thereafter ,
9/14/28 ......................................... Spain 400,000 408,918
Senior Non-Preferred Note , 4.15% , 3/03/29 .............. Spain 75,000 74,143
b
Senior Non-Preferred Note , FRN , 4.552% , ( SOFR + 0.88% ),
3/03/29 ......................................... Spain 90,000 89,964
Banco Santander SA , Senior Non-Preferred Note , 5.552% to
3/13/27, FRN thereafter , 3/14/28 ...................... Spain 200,000 201,682
b
Bank of America Corp. ,
Senior Note , FRN , 4.722% , ( SOFR + 1.05% ), 2/04/28 ...... United States 418,000 419,715
N , Senior Note , FRN , 4.512% , ( SOFR + 0.88% ), 4/23/30 .... United States 81,000 80,963
Bank of Montreal ,
b
Senior Note , FRN , 4.559% , ( SOFR Index + 0.88% ), 9/10/27 . Canada 107,000 107,158

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Montreal, (continued)
b
Senior Note , FRN , 4.424% , ( SOFR Index + 0.75% ), 9/22/28 . Canada 120,000 $ 120,189
b
Senior Note , FRN , 4.521% , ( SOFR + 0.86% ), 1/27/29 ...... Canada 136,000 136,312
J , Senior Note , 4.1% to 12/14/26, FRN thereafter , 12/15/27 .. Canada 65,000 64,891
J , Senior Note , 4.338% to 3/18/29, FRN thereafter , 3/19/30 .. Canada 65,000 64,671
b
Bank of Nova Scotia (The) ,
Senior Note , FRN , 4.441% , ( SOFR Index + 0.78% ), 6/04/27 . Canada 111,000 111,449
Senior Note , FRN , 4.679% , ( SOFR + 1% ), 9/08/28 ........ Canada 109,000 109,478
Senior Note , FRN , 4.422% , ( SOFR + 0.73% ), 2/02/30 ...... Canada 75,000 74,887
I , Senior Note , FRN , 4.437% , ( SOFR + 0.76% ), 9/15/28 .... Canada 100,000 100,074
a
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 5.896% , 7/13/26 .............................. France 500,000 501,732
Barclays plc ,
Senior Note , 5.829% to 5/08/26, FRN thereafter , 5/09/27 .... United Kingdom 200,000 200,049
Senior Note , 6.496% to 9/12/26, FRN thereafter , 9/13/27 .... United Kingdom 200,000 201,470
a
BNP Paribas SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 11/16/27 ........ France 251,000 247,548
b
Senior Non-Preferred Note , 144A, FRN , 5.12% , ( SOFR +
1.43% ), 5/09/29 .................................. France 200,000 201,425
a
BPCE SA , Senior Non-Preferred Note , 144A, 6.714% to 10/18/28,
FRN thereafter , 10/19/29 ............................ France 275,000 287,829
a
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 6.684% to 9/12/26, FRN
thereafter , 9/13/27 ................................. Spain 250,000 252,049
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 250,000 250,275
Canadian Imperial Bank of Commerce ,
b
Senior Note , FRN , 4.87% , ( SOFR + 1.22% ), 10/02/26 ...... Canada 45,000 45,177
b
Senior Note , FRN , 4.611% , ( SOFR + 0.94% ), 6/28/27 ...... Canada 95,000 95,496
Senior Note , 4.508% to 9/10/26, FRN thereafter , 9/11/27 .... Canada 135,000 135,028
b
Senior Note , FRN , 4.588% , ( SOFR Index + 0.93% ), 9/11/27 . Canada 109,000 109,172
b
Senior Note , FRN , 4.701% , ( SOFR + 1.03% ), 3/30/29 ...... Canada 120,000 120,635
b
Citigroup, Inc. ,
Senior Note , FRN , 4.453% , ( SOFR + 0.77% ), 6/09/27 ...... United States 59,000 59,033
Senior Note , FRN , 4.802% , ( SOFR + 1.143% ), 5/07/28 ..... United States 260,000 261,196
Senior Note , FRN , 4.521% , ( SOFR + 0.87% ), 3/04/29 ...... United States 180,000 180,262
a ,b
Commonwealth Bank of Australia ,
Senior Note , 144A, FRN , 4.123% , ( SOFR + 0.46% ), 11/27/26 Australia 54,000 54,054
Senior Note , 144A, FRN , 4.272% , ( SOFR + 0.63% ), 3/27/29 . Australia 55,000 55,154
Cooperatieve Rabobank UA ,
a
Senior Non-Preferred Note , 144A, 3.649% to 4/05/27, FRN
thereafter , 4/06/28 ................................. Netherlands 250,000 248,167
b
Senior Preferred Note , FRN , 4.569% , ( SOFR Index + 0.9% ),
10/05/26 ........................................ Netherlands 250,000 250,619
a
Credit Agricole SA ,
Senior Non-Preferred Note , 144A, 4.631% to 9/10/27, FRN
thereafter , 9/11/28 ................................. France 250,000 250,165
b
Senior Non-Preferred Note , 144A, FRN , 4.868% , ( SOFR +
1.21% ), 9/11/28 ................................... France 250,000 251,349
a
Danske Bank A/S ,
Senior Non-Preferred Bond , 144A, 4.375% , 6/12/28 ....... Denmark 200,000 199,465
Senior Non-Preferred Note , 144A, 4.298% to 3/31/27, FRN
thereafter , 4/01/28 ................................. Denmark 200,000 199,788
b
Fifth Third Bank NA , Senior Note , FRN , 4.471% , ( SOFR +
0.81% ), 1/28/28 ................................... United States 250,000 250,077
Huntington National Bank (The) , Senior Note , 4.871% to 4/11/27,
FRN thereafter , 4/12/28 ............................. United States 250,000 250,909

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
ING Groep NV , Senior Note , 4.858% to 3/24/28, FRN thereafter ,
3/25/29 ......................................... Netherlands 235,000 $ 236,769
JPMorgan Chase & Co. ,
Senior Note , 5.571% to 4/21/27, FRN thereafter , 4/22/28 .... United States 50,000 50,564
b
Senior Note , FRN , 4.503% , ( SOFR + 0.86% ), 10/22/28 ..... United States 40,000 40,160
Senior Note , 4.505% to 10/21/27, FRN thereafter , 10/22/28 .. United States 250,000 250,333
b
Senior Note , FRN , 4.442% , ( SOFR + 0.8% ), 1/24/29 ....... United States 106,000 106,261
b
Senior Note , FRN , 4.463% , ( SOFR + 0.82% ), 4/23/30 ...... United States 135,000 135,110
Lloyds Banking Group plc ,
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 200,000 201,783
Senior Note , 4.818% to 6/12/28, FRN thereafter , 6/13/29 .... United Kingdom 250,000 251,584
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.017% to
7/19/27, FRN thereafter , 7/20/28 ...................... Japan 200,000 201,329
b
Morgan Stanley Bank NA , Senior Note , FRN , 4.576% , ( SOFR +
0.94% ), 7/14/28 ................................... United States 250,000 250,792
a ,b
National Australia Bank Ltd. ,
Senior Note , 144A, FRN , 4.278% , ( SOFR + 0.62% ), 6/11/27 . Australia 250,000 250,752
Senior Note , 144A, FRN , 4.188% , ( SOFR + 0.53% ), 12/13/28 Australia 250,000 250,270
National Bank of Canada , Senior Note , 5.6% to 7/01/26, FRN
thereafter , 7/02/27 ................................. Canada 350,000 350,711
b
NatWest Group plc , Senior Note , FRN , 4.922% , ( SOFR + 1.25% ),
3/01/28 ......................................... United Kingdom 200,000 201,064
PNC Bank NA , Senior Note , 4.429% to 7/20/27, FRN thereafter ,
7/21/28 ......................................... United States 250,000 250,155
PNC Financial Services Group, Inc. (The) ,
Senior Note , 4.075% to 1/25/28, FRN thereafter , 1/26/29 .... United States 90,000 89,548
b
Senior Note , FRN , 4.281% , ( SOFR + 0.62% ), 1/26/29 ...... United States 80,000 79,971
b
Royal Bank of Canada ,
Senior Note , FRN , 4.433% , ( SOFR Index + 0.79% ), 7/23/27 . Canada 135,000 135,134
Senior Note , FRN , 4.472% , ( SOFR Index + 0.83% ), 1/24/29 . Canada 102,000 102,263
1 , Senior Note , FRN , 4.392% , ( SOFR + 0.7% ), 11/03/28 .... Canada 112,000 112,097
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 200,000 206,336
a ,b
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
FRN , 4.338% , ( SOFR Index + 0.68% ), 3/12/29 ............ Sweden 80,000 79,991
a
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 4% , 1/12/27 ........... France 200,000 199,594
Senior Non-Preferred Note , 144A, 5.25% , 2/19/27 ......... France 200,000 201,493
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note , 5.52% , 1/13/28 ......................... Japan 200,000 203,746
b
Senior Note , FRN , 4.406% , ( SOFR + 0.76% ), 1/15/29 ...... Japan 200,000 199,545
a ,b
Sumitomo Mitsui Trust Bank Ltd. , Senior Note , 144A, FRN ,
4.817% , ( SOFR + 1.15% ), 9/14/26 ..................... Japan 300,000 300,941
a
Swedbank AB , Senior Non-Preferred Note , 144A, 6.136% ,
9/12/26 ......................................... Sweden 200,000 201,386
Toronto-Dominion Bank (The) ,
b
Senior Note , FRN , 4.46% , ( SOFR + 0.82% ), 1/31/28 ....... Canada 90,000 90,390
Senior Note , 5.523% , 7/17/28 ........................ Canada 40,000 40,971
b
Senior Note , FRN , 4.416% , ( SOFR + 0.75% ), 10/13/28 ..... Canada 77,000 77,112
b
Senior Note , FRN , 4.403% , ( SOFR + 0.76% ), 4/23/29 ...... Canada 81,000 81,073
b
F , Senior Note , FRN , 4.246% , ( SOFR + 0.58% ), 1/13/28 .... Canada 70,000 70,060
Truist Bank , Senior Note , 4.42% to 7/23/27, FRN thereafter ,
7/24/28 ......................................... United States 350,000 349,772
Truist Financial Corp. , Senior Note , 6.047% to 6/07/26, FRN
thereafter , 6/08/27 ................................. United States 100,000 100,155
b
US Bank NA , Senior Note , FRN , 4.333% , ( SOFR + 0.69% ),
10/22/27 ........................................ United States 300,000 300,300

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Wells Fargo & Co. ,
Senior Note , FRN , 4.422% , ( SOFR + 0.78% ), 1/24/28 ...... United States 186,000 $ 186,289
Senior Note , FRN , 4.713% , ( SOFR + 1.07% ), 4/22/28 ...... United States 23,000 23,106
Senior Note , FRN , 5.013% , ( SOFR + 1.37% ), 4/23/29 ...... United States 105,000 106,290
b
Westpac Banking Corp. , Senior Note , FRN , 4.124% , ( SOFR +
0.46% ), 10/20/26 .................................. Australia 133,000 133,126
14,925,570
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Note , 5.1% , 3/15/27 ..........
United States 18,000 18,098
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Note , 3.775% , 3/03/28 ........................ United States 105,000 104,323
b
Senior Note , FRN , 4.141% , ( SOFR Index + 0.48% ), 3/03/28 . United States 45,000 45,076
149,399
Broadline Retail 0.6%
Amazon.com, Inc. ,
Senior Note , 3.85% , 3/13/28 ......................... United States 135,000 134,428
b
Senior Note , FRN , 4.248% , ( SOFR + 0.59% ), 3/13/29 ...... United States 95,000 95,236
229,664
Building Products 0.4%
Owens Corning ,
Senior Bond , 3.4% , 8/15/26 .......................... United States 95,000 94,698
Senior Note , 5.5% , 6/15/27 .......................... United States 46,000 46,573
141,271
Capital Markets 8.0%
Bank of New York Mellon Corp. (The) ,
b
Senior Note , FRN , 4.359% , ( SOFR Index + 0.68% ), 6/09/28 . United States 65,000 65,109
Senior Note , 4.441% to 6/08/27, FRN thereafter , 6/09/28 .... United States 35,000 35,080
b
Senior Note , FRN , 4.273% , ( SOFR + 0.63% ), 1/22/30 ...... United States 175,000 174,944
Deutsche Bank AG ,
Senior Non-Preferred Note , 7.146% to 7/12/26, FRN thereafter ,
7/13/27 ......................................... Germany 150,000 150,747
Senior Non-Preferred Note , 2.552% to 1/06/27, FRN thereafter ,
1/07/28 ......................................... Germany 150,000 147,955
b
Senior Non-Preferred Note , FRN , 4.857% , ( SOFR + 1.21% ),
1/10/29 ......................................... Germany 150,000 150,637
Goldman Sachs Bank USA ,
b
Senior Note , FRN , 4.435% , ( SOFR + 0.75% ), 5/21/27 ...... United States 20,000 20,004
Senior Note , 5.414% to 5/20/26, FRN thereafter , 5/21/27 .... United States 300,000 300,157
Goldman Sachs Group, Inc. (The) ,
b
Senior Note , FRN , 4.933% , ( SOFR + 1.29% ), 4/23/28 ...... United States 60,000 60,392
Senior Note , 4.148% to 1/20/28, FRN thereafter , 1/21/29 .... United States 40,000 39,711
b
Senior Note , FRN , 4.373% , ( SOFR + 0.71% ), 1/21/29 ...... United States 80,000 79,868
b
Senior Note , FRN , 4.583% , ( SOFR + 0.92% ), 10/21/29 ..... United States 95,000 95,149
b
Senior Note , FRN , 4.664% , ( SOFR + 1% ), 4/20/30 ........ United States 95,000 95,195
Intercontinental Exchange, Inc. , Senior Note , 3.95% , 12/01/28 ..
United States 35,000 34,718
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 110,000 110,071
a
Macquarie Bank Ltd. ,
Senior Note , 144A, 5.391% , 12/07/26 .................. Australia 226,000 227,791
b
Senior Note , 144A, FRN , 4.172% , ( SOFR + 0.48% ), 2/03/28 . Australia 135,000 134,942
a ,b
Mizuho Markets Cayman LP ,
Senior Note , 144A, FRN , 4.169% , ( SOFR + 0.52% ), 10/09/26 Japan 80,000 80,051

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
a,b
Mizuho Markets Cayman LP, (continued)
Senior Note , 144A, FRN , 4.165% , ( SOFR + 0.52% ), 11/16/26 Japan 115,000 $ 115,067
b
Morgan Stanley ,
Senior Note , FRN , 4.656% , ( SOFR + 1.02% ), 4/13/28 ...... United States 84,000 84,318
Senior Note , FRN , 5.016% , ( SOFR + 1.38% ), 4/12/29 ...... United States 100,000 101,136
I , Senior Note , FRN , 4.553% , ( SOFR + 0.92% ), 10/18/29 .... United States 115,000 115,132
b
State Street Corp. ,
Senior Note , FRN , 4.506% , ( SOFR + 0.845% ), 8/03/26 ..... United States 164,000 164,204
Senior Note , FRN , 4.283% , ( SOFR + 0.64% ), 10/22/27 ..... United States 45,000 45,081
Senior Note , FRN , 4.592% , ( SOFR + 0.95% ), 4/24/28 ...... United States 35,000 35,162
a
UBS Group AG ,
Senior Bond , 144A, 4.282% , 1/09/28 ................... Switzerland 295,000 294,319
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 200,000 202,396
3,159,336
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 86,000 86,285
Consumer Finance 6.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.875% , 4/01/28 ........................ Ireland 150,000 150,930
Senior Note , 3% , 10/29/28 .......................... Ireland 150,000 144,580
Senior Note , 4.125% , 2/28/29 ........................ Ireland 150,000 148,178
American Express Co. ,
b
Senior Note , FRN , 4.687% , ( SOFR Index + 1% ), 2/16/28 .... United States 120,000 120,464
b
Senior Note , FRN , 4.591% , ( SOFR + 0.93% ), 7/26/28 ...... United States 61,000 61,294
Senior Note , 4.009% to 2/08/28, FRN thereafter , 2/09/29 .... United States 55,000 54,638
b
Senior Note , FRN , 4.279% , ( SOFR + 0.59% ), 2/09/29 ...... United States 55,000 55,097
b
Senior Note , FRN , 4.921% , ( SOFR + 1.26% ), 4/25/29 ...... United States 75,000 75,843
Senior Note , 4.351% to 7/19/28, FRN thereafter , 7/20/29 .... United States 95,000 94,832
c
Senior Note , 4.444% to 5/02/29, FRN thereafter , 5/03/30 .... United States 30,000 29,947
b
American Honda Finance Corp. ,
Senior Note , FRN , 4.278% , ( SOFR + 0.62% ), 12/11/26 ..... United States 50,000 50,045
Senior Note , FRN , 4.398% , ( SOFR + 0.73% ), 8/13/27 ...... United States 65,000 65,043
Senior Note , FRN , 4.502% , ( SOFR + 0.82% ), 3/03/28 ...... United States 100,000 100,009
Capital One Financial Corp. ,
Senior Bond , 4.1% , 2/09/27 .......................... United States 55,000 54,957
Senior Bond , 3.75% , 3/09/27 ......................... United States 100,000 99,628
Senior Note , 7.149% to 10/28/26, FRN thereafter , 10/29/27 .. United States 100,000 101,285
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 260,000 268,894
b
Caterpillar Financial Services Corp. ,
Senior Note , FRN , 4.335% , ( SOFR + 0.69% ), 10/16/26 ..... United States 40,000 40,083
Senior Note , FRN , 4.247% , ( SOFR + 0.56% ), 11/15/27 ..... United States 106,000 106,358
Senior Note , FRN , 4.267% , ( SOFR + 0.58% ), 11/14/28 ..... United States 112,000 112,066
Senior Note , FRN , 4.174% , ( SOFR + 0.49% ), 2/23/29 ...... United States 80,000 79,946
b
General Motors Financial Co., Inc. , Senior Note , FRN , 4.696% ,
( SOFR Index + 1.05% ), 7/15/27 ....................... United States 55,000 55,030
b
John Deere Capital Corp. ,
Senior Note , FRN , 4.268% , ( SOFR + 0.6% ), 6/11/27 ....... United States 114,000 114,301
Senior Note , FRN , 4.248% , ( SOFR + 0.58% ), 9/11/28 ...... United States 65,000 65,057
I , Senior Note , FRN , 4.219% , ( SOFR + 0.55% ), 3/09/29 .... United States 80,000 80,045
Toyota Motor Credit Corp. ,
b
Senior Note , FRN , 4.46% , ( SOFR + 0.77% ), 8/07/26 ....... United States 27,000 27,039
Senior Note , 4.15% to 2/17/26, FRN thereafter , 11/18/27 .... United States 100,000 99,789
2,455,378

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.3%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 60,000 $ 59,629
Kroger Co. (The) ,
Senior Bond , 2.65% , 10/15/26 ........................ United States 30,000 29,804
Senior Bond , 3.7% , 8/01/27 .......................... United States 18,000 17,869
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 48,000 48,232
155,534
Diversified REITs 0.2%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .....
United States 60,000 59,228
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond , 4.25% , 3/01/27 ......................... United States 113,000 113,011
Senior Note , 3.8% , 2/15/27 .......................... United States 73,000 72,813
Senior Note , 2.3% , 6/01/27 .......................... United States 70,000 68,524
254,348
Electric Utilities 0.5%
Eversource Energy , Senior Note , 2.9% , 3/01/27 .............
United States 6,000 5,930
b
Georgia Power Co. , Senior Note , FRN , 3.957% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 35,000 34,965
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 20,000 19,865
Senior Note , 4.685% , 9/01/27 ........................ United States 15,000 15,071
b
Senior Note , FRN , 4.472% , ( SOFR Index + 0.8% ), 2/04/28 .. United States 50,000 50,212
Senior Note , 4.85% , 2/04/28 ......................... United States 20,000 20,175
Wisconsin Electric Power Co. , Senior Note , 3.95% , 3/01/29 ....
United States 30,000 29,735
175,953
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
Senior Note , 3.8% , 11/15/27 ......................... United States 55,000 54,695
b
Senior Note , FRN , 4.217% , ( SOFR + 0.53% ), 11/15/27 ..... United States 20,000 19,982
74,677
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 15,000 15,029
Senior Bond , 5.875% , 11/15/28 ....................... United States 40,000 41,534
56,563
Financial Services 1.3%
a
Nationwide Building Society ,
Senior Non-Preferred Note , 144A, 6.557% to 10/17/26, FRN
thereafter , 10/18/27 ................................ United Kingdom 200,000 202,038
b
Senior Non-Preferred Note , 144A, FRN , 4.977% , ( SOFR +
1.29% ), 2/16/28 .................................. United Kingdom 200,000 201,060
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.33% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 60,000 60,115
463,213
Food Products 0.7%
a ,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.279% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 90,000 90,194
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 76,000 76,285
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 40,000 39,654

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 95,000 $ 94,888
301,021
Ground Transportation 0.1%
Canadian Pacific Railway Co. , Senior Note , 4% , 3/15/29 ......
Canada 35,000 34,613
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.15% , 12/15/28
United States 20,000 19,877
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Senior Bond , 2.875% , 6/01/26 ........................ United States 85,000 84,893
Senior Note , 3% , 8/15/26 ........................... United States 130,000 129,520
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.146% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 54,000 54,031
268,444
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. , Senior Note , 4.4% , 3/16/29 ..................
United States 37,000 36,956
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 135,000 136,212
Marriott International, Inc. ,
X , Senior Bond , 4% , 4/15/28 ......................... United States 40,000 39,744
Senior Note , 4.2% , 7/15/27 .......................... United States 90,000 89,853
Royal Caribbean Cruises Ltd. ,
Senior Bond , 7.5% , 10/15/27 ......................... United States 20,000 20,828
a
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 13,000 13,045
336,638
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Note , 3.9% , 1/08/28 .......................... United States 35,000 34,733
b
Senior Note , FRN , 4.248% , ( SOFR + 0.6% ), 1/08/28 ....... United States 40,000 39,967
74,700
Industrial Conglomerates 0.5%
a ,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.303% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 200,000 200,700
Insurance 5.5%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 246,000 248,106
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 99,000 99,321
a
Athene Global Funding ,
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 100,000 100,559
b
Secured Note , 144A, FRN , 4.61% , ( SOFR Index + 0.95% ),
3/06/28 ......................................... United States 130,000 129,801
b
Secured Note , 144A, FRN , 4.656% , ( SOFR Index + 1% ),
9/18/28 ......................................... United States 50,000 49,655
Senior Secured Note , 144A, 4.86% , 8/27/26 ............. United States 108,000 108,165
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 93,000 93,201
a
CNO Global Funding ,
Secured Note , 144A, 1.75% , 10/07/26 .................. United States 150,000 148,384
Secured Note , 144A, 4.875% , 12/10/27 ................. United States 32,000 32,112
a
Corebridge Global Funding , Secured Note , 144A, 5.35% , 6/24/26 United States 65,000 65,118
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 4.39% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 62,000 62,069
a ,b
Metropolitan Life Global Funding I , Secured Note , 144A, FRN ,
4.358% , ( SOFR Index + 0.7% ), 6/11/27 ................. United States 150,000 150,354

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 60,000 $ 60,231
a ,b
New York Life Global Funding ,
Secured Note , 144A, FRN , 4.321% , ( SOFR + 0.66% ), 7/25/28 United States 60,000 59,956
Senior Secured Note , 144A, FRN , 4.32% , ( SOFR + 0.67% ),
4/02/27 ......................................... United States 106,000 106,238
Senior Secured Note , 144A, FRN , 4.541% , ( SOFR + 0.88% ),
4/25/28 ......................................... United States 60,000 60,447
a
Northwestern Mutual Global Funding ,
Secured Note , 144A, 5.07% , 3/25/27 ................... United States 85,000 85,816
b
Secured Note , 144A, FRN , 4.324% , ( SOFR + 0.66% ), 8/25/28 United States 100,000 100,167
a
Principal Life Global Funding II ,
Secured Note , 144A, 4.6% , 8/19/27 .................... United States 27,000 27,077
b
Secured Note , 144A, FRN , 4.497% , ( SOFR + 0.81% ), 8/18/28 United States 50,000 50,016
a
Protective Life Global Funding ,
Secured Note , 144A, 4.335% , 9/13/27 .................. United States 150,000 149,873
Secured Note , 144A, 4.161% , 1/15/29 .................. United States 90,000 89,031
2,075,697
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 18,000 17,881
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 54,000 54,036
Machinery 0.8%
a
Daimler Truck Finance North America LLC ,
Senior Note , 144A, 5% , 1/15/27 ...................... Germany 150,000 150,831
b
Senior Note , 144A, FRN , 4.506% , ( SOFR + 0.84% ), 1/13/28 . Germany 150,000 150,211
301,042
Metals & Mining 0.4%
a ,b
Glencore Funding LLC ,
Senior Note , 144A, FRN , 4.401% , ( SOFR Index + 0.75% ),
10/01/26 ........................................ Australia 50,000 50,072
Senior Note , 144A, FRN , 4.729% , ( SOFR Index + 1.06% ),
4/04/27 ......................................... Australia 55,000 55,216
b
Rio Tinto Finance USA plc , Senior Note , FRN , 4.517% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 35,000 35,130
140,418
Multi-Utilities 0.8%
Ameren Corp. , Senior Note , 5.7% , 12/01/26 ...............
United States 100,000 100,753
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 35,000 35,126
DTE Energy Co. ,
Senior Note , 4.95% , 7/01/27 ......................... United States 55,000 55,351
Senior Note , 4.875% , 6/01/28 ........................ United States 25,000 25,202
NiSource, Inc. , Senior Note , 3.49% , 5/15/27 ...............
United States 45,000 44,646
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 15,000 14,876
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 28,000 28,113
304,067
Office REITs 0.3%
Boston Properties LP , Senior Bond , 2.75% , 10/01/26 .........
United States 102,000 101,343
Oil, Gas & Consumable Fuels 1.7%
b
Chevron USA, Inc. ,
Senior Note , FRN , 4.133% , ( SOFR Index + 0.47% ), 2/26/28 . United States 50,000 50,110

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Chevron USA, Inc., (continued)
Senior Note , FRN , 4.238% , ( SOFR + 0.57% ), 8/13/28 ...... United States 55,000 $ 55,173
Energy Transfer LP ,
Senior Bond , 3.9% , 7/15/26 .......................... United States 50,000 49,979
Senior Bond , 4.4% , 3/15/27 .......................... United States 16,000 16,013
Enterprise Products Operating LLC , Senior Note , 4.3% , 6/20/28
United States 35,000 35,029
ONEOK, Inc. , Senior Note , 5.55% , 11/01/26 ...............
United States 400,000 402,101
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 35,000 34,916
643,321
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC ,
Senior Note , 144A, 0.95% , 5/15/26 .................... United States 18,000 17,978
Senior Note , 144A, 4.4% , 6/30/28 ..................... United States 20,000 20,022
38,000
Pharmaceuticals 0.9%
Eli Lilly & Co. ,
Senior Note , 4% , 10/15/28 .......................... United States 40,000 39,951
b
Senior Note , FRN , 4.176% , ( SOFR + 0.53% ), 10/15/28 ..... United States 105,000 105,312
b
Merck & Co., Inc. , Senior Note , FRN , 4.247% , ( SOFR + 0.57% ),
3/15/29 ......................................... United States 80,000 80,165
b
Novartis Capital Corp. ,
Senior Note , FRN , 4.191% , ( SOFR + 0.52% ), 11/05/28 ..... United States 70,000 70,291
Senior Note , FRN , 4.306% , ( SOFR Index + 0.65% ), 3/16/29 . United States 65,000 65,378
361,097
Residential REITs 0.3%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 100,000 100,713
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
Senior Note , 5.05% , 7/12/27 ......................... United States 23,000 23,258
Senior Note , 4.8% , 4/15/28 .......................... United States 38,000 38,441
61,699
Software 0.5%
b
Oracle Corp. , Senior Note , FRN , 4.452% , ( SOFR + 0.76% ),
8/03/28 ......................................... United States 85,000 83,477
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 60,000 60,070
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 40,000 40,159
183,706
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond , 3.375% , 10/15/26 ....................... United States 30,000 29,886
Senior Note , 3.65% , 3/15/27 ......................... United States 107,000 106,425
136,311
Specialty Retail 0.4%
Home Depot, Inc. (The) , Senior Note , 3.75% , 9/15/28 ........
United States 5,000 4,968
Lowe's Cos., Inc. ,
Senior Note , 3.95% , 10/15/27 ........................ United States 74,000 73,841
Senior Note , 4% , 10/15/28 .......................... United States 90,000 89,325
168,134

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 1.4%
BAT Capital Corp. ,
Senior Note , 3.215% , 9/06/26 ........................ United Kingdom 65,000 $ 64,810
Senior Note , 4.7% , 4/02/27 .......................... United Kingdom 55,000 55,219
Philip Morris International, Inc. ,
Senior Note , 4.375% , 11/01/27 ....................... United States 70,000 70,180
Senior Note , 5.125% , 11/17/27 ....................... United States 66,000 66,781
b
Senior Note , FRN , 4.461% , ( SOFR + 0.83% ), 4/28/28 ...... United States 139,000 139,485
b
Senior Note , FRN , 4.321% , ( SOFR + 0.66% ), 10/27/28 ..... United States 90,000 90,029
Senior Note , 4.125% , 4/27/29 ........................ United States 55,000 54,654
541,158
Total Corporate Bonds (Cost $ 30,989,448 ) ....................................
31,002,406
U.S. Government and Agency Securities 1.0%
U.S. Treasury Notes , 3.375%, 2/29/28 ....................
United States 395,000 391,567
Total U.S. Government and Agency Securities (Cost $ 391,960 ) ..................
391,567
Asset-Backed Securities 3.8%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2024-1 , A2A , 4.65% , 11/22/27 ........................ United States 13,844 13,866
d
2025-1 , A2B , FRN , 4.08% , ( 30-day SOFR Average + 0.44% ),
1/20/28 ......................................... United States 16,203 16,209
d
2025-2 , A2B , FRN , 4.01% , ( 30-day SOFR Average + 0.37% ),
8/21/28 ......................................... United States 57,000 57,011
87,086
a a a a a a
Banks 0.4%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 150,000 149,229
Consumer Finance 2.1%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 110,000 110,555
d
Capital One Prime Auto Receivables Trust , 2025-1 , A2B , FRN ,
3.97% , ( 30-day SOFR Average + 0.33% ), 1/16/29 . ......... United States 184,781 184,843
GM Financial Consumer Automobile Receivables Trust ,
2022-3 , A4 , 3.71% , 12/16/27 ......................... United States 115,238 115,184
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 15,601 15,666
d
2026-2 , A2B , FRN , 4.04% , ( 30-day SOFR Average + 0.4% ),
5/16/29 ......................................... United States 59,000 59,057
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 45,495 45,714
d
2026-A , A2B , FRN , 3.98% , ( 30-day SOFR Average + 0.34% ),
2/15/29 ......................................... United States 59,000 58,975
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 80,000 80,003
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 14,085 14,120
d
2025-D , A2B , FRN , 3.96% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 105,658 105,692
789,809
a a a a a a
Financial Services 1.1%
a ,d
BofA Auto Trust , 2026-1A , A2B , 144A, FRN , 4.4% , ( 30-day SOFR
Average + 0.45% ), 11/15/28 . ......................... United States 50,000 50,030

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 43,454 $ 43,623
Ford Credit Auto Owner Trust ,
2022-C , A4 , 4.59% , 12/15/27 ......................... United States 94,417 94,488
d
2025-B , A2B , FRN , 3.94% , ( 30-day SOFR Average + 0.3% ),
6/15/28 ......................................... United States 49,098 49,084
Honda Auto Receivables Owner Trust ,
2023-1 , A3 , 5.04% , 4/21/27 .......................... United States 655 655
2023-4 , A3 , 5.67% , 6/21/28 .......................... United States 28,694 28,941
2024-1 , A3 , 5.21% , 8/15/28 .......................... United States 18,404 18,516
2025-4 , A2A , 4.04% , 6/15/28 ......................... United States 164,000 164,081
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 17,713 17,739
467,157
a a a a a a
Total Asset-Backed Securities (Cost $ 1,492,556 ) ..............................
1,493,281
Total Long Term Investments (Cost $ 32,873,964 ) ..............................
32,887,254
a
Short Term Investments 15.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.5%
Banco Bilbao Vizcaya Argentaria , 4.24% , 3/23/27 ........... Spain 80,000 80,059
Intesa Sanpaolo SpA ,
4.4% , 8/19/26 ...................................... Italy 250,000 250,220
4.05% , 1/14/27 ..................................... Italy 250,000 249,689
499,909
Total Certificates of Deposit (Cost $ 580,007 ) ..................................
579,968
a a a
Commercial Papers 14.2%
a ,e
AES Corp. (The) , 144A, 4 .02% , 5/01/26 .................. United States 250,000 249,972
a ,e
Alimentation Couche-Tard, Inc. , 144A, 4 .04% , 5/21/26 ........ Canada 250,000 249,412
a ,e
AutoNation, Inc. , 144A, 4 .05% , 5/01/26 ................... United States 360,000 359,960
a ,e
AvalonBay Communities, Inc. , 144A, 3 .97% , 5/06/26 ......... United States 250,000 249,835
a ,e
BAT International Finance plc , 144A, 3 .99% , 5/13/26 ......... United Kingdom 250,000 249,640
a ,e
Bunge Ltd. Finance Corp. ,
144A, 4 .01% , 5/11/26 ................................ United States 250,000 249,694
144A, 4 .08% , 5/27/26 ................................ United States 250,000 249,236
498,930
a ,e
Charles Schwab Corp. (The) , 144A, 3 .7% , 5/08/26 .......... United States 250,000 249,795
a ,e
Essex Portfolio LP , 144A, 4 .09% , 6/02/26 ................. United States 250,000 249,065
a ,e
Extra Space Storage LP , 144A, 4% , 5/12/26 ............... United States 250,000 249,667
a ,e
General Motors Financial Co., Inc. , 144A, 3 .87% , 5/05/26 ..... United States 250,000 249,866
a ,e
Intercontinental Exchange, Inc. , 144A, 4 .06% , 5/08/26 ........ United States 250,000 249,774
a ,e
Keurig Dr. Pepper, Inc. ,
144A, 4 .12% , 5/05/26 ................................ United States 250,000 249,857
144A, 4 .12% , 5/07/26 ................................ United States 250,000 249,800
499,657
a ,e
Marriott International, Inc. , 144A, 4 .04% , 5/05/26 ............ United States 250,000 249,860
a ,e
Mid-America Apartments LP ,
144A, 3 .96% , 5/05/26 ................................ United States 250,000 249,863

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,e
Mid-America Apartments LP, (continued)
144A, 3 .97% , 5/14/26 ................................ United States 250,000 $ 249,614
499,477
a ,e
O'Reilly Automotive, Inc. , 144A, 3 .95% , 5/04/26 ............. United States 250,000 249,890
e
Penske Truck Leasing Co. LP ,
4 .05% , 5/07/26 ..................................... United States 250,000 249,803
4 .14% , 6/05/26 ..................................... United States 250,000 248,970
498,773
a ,e
Phillips 66 , 144A, 3 .96% , 5/01/26 ....................... United States 250,000 249,973
a ,e
UDR, Inc. , 144A, 4 .03% , 5/20/26 ........................ United States 250,000 249,441
Total Commercial Papers (Cost $ 5,603,561 ) ...................................
5,602,987
Shares
Management Investment Companies 0.2%
f,g
Putnam Short Term Investment Fund , Class P , 3.843% ....... United States 76,553 76,553
Total Management Investment Companies (Cost $ 76,553 ) ......................
76,553
Total Short Term Investments (Cost $ 6,260,121 ) ...............................
6,259,508
a
Total Investments (Cost $ 39,134,085 ) 99.6% ..................................
$39,146,762
Other Assets, less Liabilities 0.4% ...........................................
138,278
Net Assets 100.0% .........................................................
$39,285,040
a a a
See Abbreviations on page 40.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $16,576,891, representing 42.2% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, three of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2026, investments in affiliated management investment companies were as follows:

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short Duration Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $3,928 $787,156,266 $(787,137,280) $— $— $22,914 22,914 $188,056
Total Affiliated Securities ... $3,928 $787,156,266 $(787,137,280) $— $— $22,914 $188,056
Putnam Ultra Short MAC Series
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $193,606 $20,977,786 $(21,094,839) $— $— $76,553 76,553 $10,230
Total Affiliated Securities ... $193,606 $20,977,786 $(21,094,839) $— $— $76,553 $10,230
Level 1 Level 2 Level 3 Total
Putnam Short Term Investment Fund
Assets:
Investments in Securities:
a
Short Term Investments ................... $ — $ 1,916,330,037 $ — $ 1,916,330,037
Total Investments in Securities ........... $— $1,916,330,037 $— $1,916,330,037
Putnam Ultra Short Duration Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 10,602,109,943 — 10,602,109,943
U.S. Government and Agency Securities ....... — 125,727,669 — 125,727,669
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Ultra Short Duration Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Asset-Backed Securities ................... $ — $ 506,597,214 $ — $ 506,597,214
Residential Mortgage-Backed Securities ....... — 218,588,041 — 218,588,041
Agency Commercial Mortgage-Backed Securities — 377,297 — 377,297
Short Term Investments ................... 22,914 1,005,468,253 — 1,005,491,167
Total Investments in Securities ........... $22,914 $12,458,868,417 $— $12,458,891,331
Putnam Ultra Short MAC Series
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 31,002,406 — 31,002,406
U.S. Government and Agency Securities ....... — 391,567 — 391,567
Asset-Backed Securities ................... — 1,493,281 — 1,493,281
Short Term Investments ................... 76,553 6,182,955 — 6,259,508
Total Investments in Securities ........... $76,553 $39,070,209 $— $39,146,762
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.